Pioneer Short Term Income Fund

Schedule of Investments | May 31, 2019

Ticker Symbols: Class A STABX Class C PSHCX Class C2 STIIX Class K STIKX Class Y PSHYX

Schedule of Investments | 5/31/19 (unaudited)

Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS - 98.9%
	ASSET BACKED SECURITIES - 31.9% of Net Assets
178,210(a)	321 Henderson Receivables I LLC, Series 2005-1A, Class A1, 2.67% (1 Month USD LIBOR + 23 bps), 11/15/40 (144A)	$ 173,650
297,226(a)	321 Henderson Receivables I LLC, Series 2006-2A, Class A1, 2.64% (1 Month USD LIBOR + 20 bps), 6/15/41 (144A)	291,000
241,669(a)	321 Henderson Receivables I LLC, Series 2007-1A, Class A1, 2.64% (1 Month USD LIBOR + 20 bps), 3/15/42 (144A)	233,115
122,441	ACC Trust, Series 2018-1, Class A, 3.7%, 12/21/20 (144A)	122,598
1,500,000	Access Point Funding I LLC, Series 2017-A, Class B, 3.97%, 4/15/29 (144A)	1,510,176
160,726(a)	ACE Securities Corp. Home Equity Loan Trust, Series 2005-WF1, Class M2, 3.09% (1 Month USD LIBOR + 66 bps), 5/25/35	160,977
2,975	Alterna Funding II LLC, Series 2015-1A, Class A, 2.5%, 2/15/24 (144A)	2,975
40,322	Alterna Funding II LLC, Series 2015-1A, Class B, 3.2%, 2/15/24 (144A)	39,969
1,500,000	American Credit Acceptance Receivables Trust, Series 2019-2, Class E, 4.29%, 6/12/25 (144A)	1,508,188
1,500,000	Americredit Automobile Receivables Trust, Series 2018-2, Class D, 4.01%, 7/18/24	1,557,785
300,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2016-FL1A, Class A, 4.14% (1 Month USD LIBOR + 170 bps), 9/15/26 (144A)	299,690
600,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2017-FL1, Class A, 3.74% (1 Month USD LIBOR + 130 bps), 4/15/27 (144A)	600,749
300,000	Ascentium Equipment Receivables Trust, Series 2017-2A, Class D, 3.56%, 10/10/25 (144A)	301,831
1,100,000	Ascentium Equipment Receivables Trust, Series 2018-1A, Class E, 5.36%, 3/10/25 (144A)	1,147,144
2,100,000	Ascentium Equipment Receivables Trust, Series 2019-1A, Class C, 3.18%, 5/12/25 (144A)	2,133,384
11,819(a)	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE1, Class A3, 2.63% (1 Month USD LIBOR + 20 bps), 1/25/36	11,772
499,954	Axis Equipment Finance Receivables IV LLC, Series 2016-1A, Class D, 4.67%, 3/20/22 (144A)	502,353
250,000	Axis Equipment Finance Receivables IV LLC, Series 2018-1A, Class D, 3.98%, 4/22/24 (144A)	253,844
496,000	Axis Equipment Finance Receivables IV LLC, Series 2018-1A, Class E, 5.36%, 4/22/24 (144A)	504,917
500,000	Axis Equipment Finance Receivables VI LLC, Series 2018-2A, Class D, 4.45%, 6/20/23 (144A)	516,441
400,000	Axis Equipment Finance Receivables VI LLC, Series 2018-2A, Class E, 5.45%, 11/20/23 (144A)	412,552
1,176,010	Bayview Opportunity Master Fund IVa Trust, Series 2016-SPL1, Class A, 4.0%, 4/28/55 (144A)	1,200,517
16,726(a)	Bear Stearns Asset Backed Securities Trust, Series 2006-SD2, Class A3, 2.92% (1 Month USD LIBOR + 49 bps), 6/25/36	16,708
20,121(a)	Bear Stearns Structured Products Trust, Series 2007-EMX1, Class A1, 3.43% (1 Month USD LIBOR + 100 bps), 3/25/37 (144A)	20,135
26,869	BlueVirgo Trust, Series 2015-1A, 3.0%, 12/15/22 (144A)	26,868
1,968,359	BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class B, 3.78%, 9/26/33 (144A)	1,995,736
850,000(a)	BSPRT Issuer, Ltd., Series 2018-FL3, Class A, 3.49% (1 Month USD LIBOR + 105 bps), 3/15/28 (144A)	849,740
1,555,106	BXG Receivables Note Trust, Series 2018-A, Class C, 4.44%, 2/2/34 (144A)	1,595,319
57,812(a)	Carrington Mortgage Loan Trust, Series 2006-OPT1, Class A3, 2.61% (1 Month USD LIBOR + 18 bps), 2/25/36	57,799
16,112	Cazenovia Creek Funding I LLC, Series 2015-1A, Class A, 2.0%, 12/10/23 (144A)	16,068
869,792	Cazenovia Creek Funding II LLC, Series 2018-1A, Class B, 3.984%, 7/15/30 (144A)	870,454
214,262(a)	CDC Mortgage Capital Trust, Series 2002-HE1, Class A, 3.05% (1 Month USD LIBOR + 62 bps), 1/25/33	213,120
62,928(a)	Chase Funding Trust, Series 2003-3, Class 2A2, 2.97% (1 Month USD LIBOR + 54 bps), 4/25/33	60,580
105,257(b)	Chase Funding Trust, Series 2003-6, Class 1A7, 5.038%, 11/25/34	109,562
19,242(a)	Chesapeake Funding II LLC, Series 2016-1A, Class A2, 3.59% (1 Month USD LIBOR + 115 bps), 3/15/28 (144A)	19,262
125,000(a)	CIFC Funding, Ltd., Series 2013-1A, Class X, 3.451% (3 Month USD LIBOR + 85 bps), 7/16/30 (144A)	125,025
5,732	CIG Auto Receivables Trust, Series 2017-1A, Class A, 2.71%, 5/15/23 (144A)	5,723
1,750,000	CIG Auto Receivables Trust, Series 2019-1A, Class C, 3.82%, 8/15/24 (144A)	1,780,815
13,698(a)	Citigroup Mortgage Loan Trust, Inc., Series 2004-RES1, Class M2, 3.45% (1 Month USD LIBOR + 102 bps), 11/25/34	13,715
46,723	Colony American Finance, Ltd., Series 2015-1, Class A, 2.896%, 10/15/47 (144A)	46,627
400,000(b)	Colony American Finance, Ltd., Series 2016-1, Class D, 5.972%, 6/15/48 (144A)	410,688
1,853,012(a)	Colony Starwood Homes Trust, Series 2016-2A, Class B, 4.19% (1 Month USD LIBOR + 175 bps), 12/17/33 (144A)	1,853,007
Principal Amount USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
222,273	Commonbond Student Loan Trust, Series 2017-BGS, Class C, 4.44%, 9/25/42 (144A)	$ 221,029
1,375,008	Commonbond Student Loan Trust, Series 2018-CGS, Class A1, 3.87%, 2/25/46 (144A)	1,421,318
268,008	Conn's Receivables Funding LLC, Series 2018-A, Class B, 4.65%, 1/15/23 (144A)	269,594
1,000,000	Conn's Receivables Funding LLC, Series 2019-A, Class B, 4.36%, 10/16/23 (144A)	1,003,929
500,000	Conn's Receivables Funding LLC, Series 2019-A, Class C, 5.29%, 10/16/23 (144A)	501,661
262,338(a)	Conseco Finance Home Equity Loan Trust, Series 2002-C, Class MV1, 3.94% (1 Month USD LIBOR + 150 bps), 5/15/32	261,553
325,611(a)	Countrywide Asset-Backed Certificates, Series 2004-SD3, Class A2, 3.53% (1 Month USD LIBOR + 110 bps), 9/25/34 (144A)	324,412
171,247(a)	Countrywide Asset-Backed Certificates, Series 2005-BC1, Class M4, 3.33% (1 Month USD LIBOR + 90 bps), 5/25/35	171,387
62,557	CPS Auto Receivables Trust, Series 2014-C, Class C, 3.77%, 8/17/20 (144A)	62,616
250,000	Credit Acceptance Auto Loan Trust, Series 2016-2A, Class C, 4.29%, 11/15/24 (144A)	250,543
1,359,000	Dell Equipment Finance Trust, Series 2019-1, Class C, 3.14%, 3/22/24 (144A)	1,373,995
67,334(a)	DRB Prime Student Loan Trust, Series 2016-B, Class A1, 4.23% (1 Month USD LIBOR + 180 bps), 6/25/40 (144A)	69,112
961,000	Drive Auto Receivables Trust, Series 2016-CA, Class D, 4.18%, 3/15/24 (144A)	972,291
300,000	Drive Auto Receivables Trust, Series 2018-2, Class D, 4.14%, 8/15/24	307,252
2,000,000	Drive Auto Receivables Trust, Series 2019-1, Class D, 4.09%, 6/15/26	2,058,381
1,000,000	Drive Auto Receivables Trust, Series 2019-2, Class D, 3.69%, 8/17/26	1,022,674
66,382(a)	Drug Royalty II LP 2, Series 2014-1, Class A1, 5.637% (3 Month USD LIBOR + 285 bps), 7/15/23 (144A)	66,718
88,278	Drug Royalty III LP 1, Series 2016-1A, Class A, 3.979%, 4/15/27 (144A)	88,443
488,607(a)	Drug Royalty III LP 1, Series 2017-1A, Class A1, 5.287% (3 Month USD LIBOR + 250 bps), 4/15/27 (144A)	492,444
862,248	Drug Royalty III LP 1, Series 2017-1A, Class A2, 3.6%, 4/15/27 (144A)	860,522
681,300	Drug Royalty III LP 1, Series 2018-1A, Class A2, 4.27%, 10/15/31 (144A)	696,953
68,028(a)	Earnest Student Loan Program LLC, Series 2017-A, Class A1, 3.43% (1 Month USD LIBOR + 100 bps), 1/25/41 (144A)	68,198
125,000	Elm Trust, Series 2016-1A, Class A2, 4.163%, 6/20/25 (144A)	125,554
1,000,000	Elm Trust, Series 2018-2A, Class B, 5.584%, 10/20/27 (144A)	1,021,030
500,000	Engs Commercial Finance Trust, Series 2016-1A, Class B, 3.45%, 3/22/22 (144A)	495,613
400,000	Engs Commercial Finance Trust, Series 2018-1A, Class B, 3.8%, 2/22/23 (144A)	410,364
200,000	Engs Commercial Finance Trust, Series 2018-1A, Class C, 4.05%, 2/22/23 (144A)	205,765
37,575	Enterprise Fleet Financing LLC, Series 2016-2, Class A2, 1.74%, 2/22/22 (144A)	37,514
200,000	Exeter Automobile Receivables Trust, Series 2018-1A, Class C, 3.03%, 1/17/23 (144A)	201,003
1,300,000	Exeter Automobile Receivables Trust, Series 2018-4A, Class C, 3.97%, 9/15/23 (144A)	1,328,191
1,000,000	Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.3%, 3/15/24 (144A)	1,012,038
477,815	FCI Funding LLC, Series 2019-1A, Class B, 4.03%, 2/18/31 (144A)	480,116
1,630,000(c)	Finance of America Structured Securities Trust, Series 2018-HB1, Class M3, 4.392%, 9/25/28 (144A)	1,631,176
376,000(c)	Finance of America Structured Securities Trust, Series 2019-HB1, Class M2, 3.676%, 4/25/29 (144A)	376,000
200,000	First Investors Auto Owner Trust, Series 2015-1A, Class D, 3.59%, 1/18/22 (144A)	200,338
2,820,000	First Investors Auto Owner Trust, Series 2016-1A, Class D, 4.7%, 4/18/22 (144A)	2,861,749
650,000	First Investors Auto Owner Trust, Series 2017-2A, Class C, 3.0%, 8/15/23 (144A)	653,698
2,000,000	First Investors Auto Owner Trust, Series 2019-1A, Class D, 3.55%, 4/15/25 (144A)	2,028,962
133,302	Flagship Credit Auto Trust, Series 2016-3, Class B, 2.43%, 6/15/21 (144A)	133,221
1,475,000(a)	Fort CRE LLC, Series 2018-1A, Class A1, 3.78% (1 Month USD LIBOR + 135 bps), 11/21/35 (144A)	1,476,244
500,000	Four Seas LP, Series 2017-1A, Class A1, 4.95%, 8/28/27 (144A)	500,510
500,000	Foursight Capital Automobile Receivables Trust, Series 2018-1, Class D, 4.19%, 11/15/23 (144A)	512,187
500,000	Foursight Capital Automobile Receivables Trust, Series 2018-2, Class E, 5.5%, 10/15/24 (144A)	523,068
130,249(a)	Freddie Mac Structured Pass-Through Certificates, Series T-20, Class A7, 2.58% (1 Month USD LIBOR + 15 bps), 12/25/29	128,018
1,000,000	FREED ABS Trust, Series 2019-1, Class B, 3.87%, 6/18/26 (144A)	1,009,742
193,869(a)	Fremont Home Loan Trust, Series 2005-E, Class 1A1, 2.66% (1 Month USD LIBOR + 23 bps), 1/25/36	193,565
Principal Amount USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
1,150,000	Genesis Sales Finance Master Trust, Series 2019-AA, Class A, 4.68%, 8/20/23 (144A)	$1,171,131
1,500,000	GLS Auto Receivables Issuer Trust, Series 2019-1A, Class C, 3.87%, 12/16/24 (144A)	1,531,769
630,000	GLS Auto Receivables Trust, Series 2017-1A, Class B, 2.98%, 12/15/21 (144A)	630,928
1,805,000	GLS Auto Receivables Trust, Series 2018-3A, Class B, 3.78%, 8/15/23 (144A)	1,833,383
18,885(b)	GMAT Trust, Series 2013-1A, Class A, 6.967%, 11/25/43 (144A)	18,893
235,223(a)	GSAA Home Equity Trust, Series 2005-8, Class A3, 2.86% (1 Month USD LIBOR + 43 bps), 6/25/35	237,665
32,241(a)	GSRPM Mortgage Loan Trust, Series 2006-1, Class A1, 2.73% (1 Month USD LIBOR + 30 bps), 3/25/35 (144A)	32,124
15,964(a)	GSRPM Mortgage Loan Trust, Series 2006-2, Class A2, 2.73% (1 Month USD LIBOR + 30 bps), 9/25/36 (144A)	15,962
74,393	Hero Residual Funding, Series 2016-1R, Class A1, 4.5%, 9/21/42 (144A)	75,230
500,000(a)	Hertz Fleet Lease Funding LP, Series 2016-1, Class D, 5.801% (1 Month USD LIBOR + 335 bps), 4/10/30 (144A)	502,298
400,000(a)	Hertz Fleet Lease Funding LP, Series 2016-1, Class E, 5.951% (1 Month USD LIBOR + 350 bps), 4/10/30 (144A)	400,680
400,000	Hertz Fleet Lease Funding LP, Series 2018-1, Class C, 3.77%, 5/10/32 (144A)	404,619
131,109	Hilton Grand Vacations Trust, Series 2014-AA, Class B, 2.07%, 11/25/26 (144A)	129,816
1,357,500	HOA Funding LLC, Series 2014-1A, Class A2, 4.846%, 8/20/44 (144A)	1,357,133
35,627(b)	Home Equity Mortgage Trust, Series 2004-6, Class M2, 5.821%, 4/25/35	35,516
500,000(a)	Home Partners of America Trust, Series 2016-2, Class C, 4.832% (1 Month USD LIBOR + 240 bps), 10/17/33 (144A)	500,315
700,000(a)	Hunt CRE, Ltd., Series 2017-FL1, Class A, 3.44% (1 Month USD LIBOR + 100 bps), 8/15/34 (144A)	695,804
60,343(a)	Interstar Millennium Trust, Series 2003-3G, Class A2, 3.109% (3 Month USD LIBOR + 50 bps), 9/27/35	58,350
1,800,000(a)	Invitation Homes Trust, Series 2017-SFR2, Class D, 4.232% (1 Month USD LIBOR + 180 bps), 12/17/36 (144A)	1,802,749
1,760,000(a)	Invitation Homes Trust, Series 2018-SFR1, Class E, 4.432% (1 Month USD LIBOR + 200 bps), 3/17/37 (144A)	1,756,325
1,800,000(a)	Invitation Homes Trust, Series 2018-SFR2, Class E, 4.44% (1 Month USD LIBOR + 200 bps), 6/17/37 (144A)	1,796,098
1,800,000(a)	Invitation Homes Trust, Series 2018-SFR3, Class E, 4.432% (1 Month USD LIBOR + 200 bps), 7/17/37 (144A)	1,801,129
1,130,000(a)	Invitation Homes Trust, Series 2018-SFR4, Class E, 4.382% (1 Month USD LIBOR + 195 bps), 1/17/38 (144A)	1,127,340
2,000,000	Kabbage Funding LLC, Series 2019-1, Class B, 4.071%, 3/15/24 (144A)	2,016,590
1,500,000	Kabbage Funding LLC, Series 2019-1, Class C, 4.611%, 3/15/24 (144A)	1,516,607
1,000,000(a)	Marathon CRE, Ltd., Series 2018-FL1, Class A, 3.59% (1 Month USD LIBOR + 115 bps), 6/15/28 (144A)	1,000,302
1,000,000	Marlette Funding Trust, Series 2018-3A, Class B, 3.86%, 9/15/28 (144A)	1,012,378
1,000,000	Marlette Funding Trust, Series 2019-1A, Class C, 4.42%, 4/16/29 (144A)	1,019,569
1,150,000	Marlette Funding Trust, Series 2019-2A, Class C, 4.11%, 7/16/29 (144A)	1,164,796
134,252(c)	Marriott Vacation Club Owner Trust, Series 2012-1A, Class B, 3.5%, 5/20/30 (144A)	134,098
282,518(a)	Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC5, Class M4, 3.39% (1 Month USD LIBOR + 96 bps), 6/25/35	283,133
176,037	MVW Owner Trust, Series 2014-1A, Class B, 2.7%, 9/22/31 (144A)	173,767
1,250,000	MVW Owner Trust, Series 2019-1A, Class A, 2.89%, 11/20/36 (144A)	1,261,568
316,000(c)	Nationstar HECM Loan Trust, Series 2018-1A, Class M1, 3.238%, 2/25/28 (144A)	315,526
2,000,000(c)	Nationstar HECM Loan Trust, Series 2018-3A, Class M3, 4.353%, 11/25/28 (144A)	2,016,346
1,000,000(a)	Navistar Financial Dealer Note Master Owner Trust II, Series 2018-1, Class C, 3.48% (1 Month USD LIBOR + 105 bps), 9/25/23 (144A)	1,002,372
600,000	Navitas Equipment Receivables LLC, Series 2016-1, Class C, 5.05%, 12/15/21 (144A)	603,809
500,000	Navitas Equipment Receivables LLC, Series 2016-1, Class D, 7.87%, 3/15/23 (144A)	510,148
27,843(c)	New Century Home Equity Loan Trust, Series 2004-A, Class AII9, 5.47%, 8/25/34	28,160
225,000	New Residential Advance Receivables Trust Advance Receivables Backed Notes, Series 2016-T2, Class BT2, 3.02%, 10/15/49 (144A)	224,871
417,377(a)	Newtek Small Business Loan Trust, Series 2017-1, Class B, 5.43% (1 Month USD LIBOR + 300 bps), 2/15/43 (144A)	419,714
325,160(a)	NovaStar Mortgage Funding Trust, Series 2003-1, Class A2, 3.21% (1 Month USD LIBOR + 78 bps), 5/25/33	326,070
560,000(a)	NovaStar Mortgage Funding Trust, Series 2004-3, Class M4, 4.005% (1 Month USD LIBOR + 158 bps), 12/25/34	567,983
630,629(a)	NovaStar Mortgage Funding Trust, Series 2005-3, Class M1, 3.105% (1 Month USD LIBOR + 68 bps), 1/25/36	629,852
465,316(b)	Oak Hill Advisors Residential Loan Trust, Series 2017-NPL2, Class A1, 3.0%, 7/25/57 (144A)	463,699
Principal Amount USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
500,000	Ocwen Master Advance Receivables Trust, Series 2016-T2, Class BT2, 3.265%, 8/16/49 (144A)	$ 499,657
86,349(c)	Orange Lake Timeshare Trust, Series 2014-AA, Class B, 3.03%, 7/9/29 (144A)	85,588
1,500,000	Orange Lake Timeshare Trust, Series 2019-A, Class A, 3.06%, 4/9/38 (144A)	1,508,092
1,000,000	Orange Lake Timeshare Trust, Series 2019-A, Class D, 4.93%, 4/9/38 (144A)	1,005,157
1,700,000	Oxford Finance Funding LLC, Series 2019-1A, Class B, 5.438%, 2/15/27 (144A)	1,732,442
500,000(a)	Palmer Square Loan Funding, Ltd., Series 2018-1A, Class A2, 3.647% (3 Month USD LIBOR + 105 bps), 4/15/26 (144A)	492,345
1,250,000(a)	PNMAC GMSR Issuer Trust, Series 2018-GT2, Class A, 5.08% (1 Month USD LIBOR + 265 bps), 8/25/25 (144A)	1,254,481
445,034(b)	Popular ABS Mortgage Pass-Through Trust, Series 2004-4, Class M1, 4.307%, 9/25/34	462,397
1,355,000	Prestige Auto Receivables Trust, Series 2017-1A, Class D, 3.61%, 10/16/23 (144A)	1,373,382
300,000	Progress Residential Trust, Series 2017-SFR1, Class B, 3.017%, 8/17/34 (144A)	299,131
333,000	Progress Residential Trust, Series 2017-SFR1, Class D, 3.565%, 8/17/34 (144A)	333,904
2,250,000	Progress Residential Trust, Series 2017-SFR1, Class E, 4.261%, 8/17/34 (144A)	2,281,899
2,175,000	Progress Residential Trust, Series 2018-SFR1, Class E, 4.38%, 3/17/35 (144A)	2,216,491
1,793,000	Progress Residential Trust, Series 2018-SFR2, Class E, 4.656%, 8/17/35 (144A)	1,838,745
2,600,000	Progress Residential Trust, Series 2018-SFR3, Class E, 4.873%, 10/17/35 (144A)	2,685,813
500,000	Purchasing Power Funding LLC, Series 2018-A, Class B, 3.58%, 8/15/22 (144A)	500,828
600,000(a)	RAMP Trust, Series 2005-RS7, Class M1, 2.93% (1 Month USD LIBOR + 50 bps), 7/25/35	601,717
2,000,000(c)	RMF Buyout Issuance Trust, Series 2018-1, Class M3, 4.448%, 11/25/28 (144A)	2,021,631
1,500,000	Santander Drive Auto Receivables Trust, Series 2017-2, Class D, 3.49%, 7/17/23	1,515,210
2,000,000	Santander Drive Auto Receivables Trust, Series 2018-2, Class E, 5.02%, 9/15/25	2,046,988
825,000	Santander Drive Auto Receivables Trust, Series 2018-4, Class D, 3.98%, 12/15/25	848,685
1,056,000	Santander Drive Auto Receivables Trust, Series 2018-5, Class C, 3.81%, 12/16/24	1,080,609
500,000	Santander Drive Auto Receivables Trust, Series 2018-5, Class D, 4.19%, 12/16/24	515,201
900,000	Santander Drive Auto Receivables Trust, Series 2019-1, Class C, 3.42%, 4/15/25	917,867
17,481(a)	SASCO Mortgage Loan Trust, Series 2005-GEL1, Class M1, 3.255% (1 Month USD LIBOR + 83 bps), 12/25/34	17,474
1,000,000	SCF Equipment Leasing LLC, Series 2019-1A, Class E, 5.49%, 4/20/30 (144A)	1,014,917
435,488	Sierra Timeshare Receivables Funding LLC, Series 2014-3A, Class A, 2.3%, 10/20/31 (144A)	434,722
138,727	Skopos Auto Receivables Trust, Series 2018-1A, Class A, 3.19%, 9/15/21 (144A)	138,755
83,323	Sofi Consumer Loan Program LLC, Series 2017-1, Class A, 3.28%, 1/26/26 (144A)	83,812
53,504(a)	Sofi Professional Loan Program LLC, Series 2016-C, Class A1, 3.53% (1 Month USD LIBOR + 110 bps), 10/27/36 (144A)	54,019
1,500,000	SpringCastle Funding Asset-Backed Notes, Series 2019-AA, Class A, 3.2%, 5/27/36 (144A)	1,499,700
300,000	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes, Series 2016-T2, Class BT2, 3.1%, 11/15/49 (144A)	299,772
750,000	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes, Series 2018-T1, Class CT1, 4.16%, 10/17/50 (144A)	758,520
1,100,000	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes, Series 2018-T1, Class DT1, 4.5%, 10/17/50 (144A)	1,111,651
500,000(a)	Starwood Waypoint Homes Trust, Series 2017-1, Class B, 3.61% (1 Month USD LIBOR + 117 bps), 1/17/35 (144A)	498,443
3,234(b)	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-2XS, Class 1A5B, 5.15%, 2/25/35	3,278
84,974	Structured Receivables Finance LLC, Series 2010-B, Class A, 3.73%, 8/15/36 (144A)	85,122
174,663	Tax Ease Funding LLC, Series 2016-1A, Class A, 3.131%, 6/15/28 (144A)	173,926
367,626(a)	Terwin Mortgage Trust, Series 2006-1, Class 1A3, 2.81% (1 Month USD LIBOR + 38 bps), 1/25/37 (144A)	368,833
997,904	Tidewater Auto Receivables Trust, Series 2016-AA, Class D, 5.86%, 11/15/21 (144A)	1,002,256
400,000	Tidewater Auto Receivables Trust, Series 2018-AA, Class D, 4.3%, 11/15/24 (144A)	408,370
278,171	TLF National Tax Lien Trust, Series 2017-1A, Class B, 3.84%, 12/15/29 (144A)	278,044
Principal Amount USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
1,024,218(c)	Towd Point Mortgage Trust, Series 2015-2, Class 1A12, 2.75%, 11/25/60 (144A)	$1,024,762
81,505(c)	Towd Point Mortgage Trust, Series 2015-3, Class A1B, 3.0%, 3/25/54 (144A)	81,484
302,403(c)	Towd Point Mortgage Trust, Series 2016-1, Class A1, 3.5%, 2/25/55 (144A)	305,245
606,062(a)	Towd Point Mortgage Trust, Series 2017-5, Class A1, 3.03% (1 Month USD LIBOR + 60 bps), 2/25/57 (144A)	604,030
455,870(c)	Towd Point Mortgage Trust, Series 2017-5, Class XA, 3.5%, 2/25/57 (144A)	452,553
2,447,835(c)	Towd Point Mortgage Trust, Series 2018-SJ1, Class A1, 4.0%, 10/25/58 (144A)	2,466,015
830,477(c)	Towd Point Mortgage Trust, Series 2018-SJ1, Class XA, 5.0%, 10/25/58 (144A)	826,719
2,043,226(a)	Towd Point Mortgage Trust, Series 2019-HY1, Class A1, 3.43% (1 Month USD LIBOR + 100 bps), 10/25/48 (144A)	2,051,447
1,550,444(c)	Towd Point Mortgage Trust, Series 2019-SJ1, Class A1, 3.75%, 11/25/58 (144A)	1,563,209
1,000,000(a)	Trafigura Securitisation Finance Plc, Series 2017-1A, Class B, 4.14% (1 Month USD LIBOR + 170 bps), 12/15/20 (144A)	1,003,710
1,250,000	Trafigura Securitisation Finance Plc, Series 2018-1A, Class B, 4.29%, 3/15/22 (144A)	1,274,491
690,000	Tricon American Homes Trust, Series 2016-SFR1, Class E, 4.878%, 11/17/33 (144A)	704,804
600,000	United Auto Credit Securitization Trust, Series 2018-2, Class F, 6.82%, 6/10/25 (144A)	615,580
1,500,000	United Auto Credit Securitization Trust, Series 2019-1, Class D, 3.47%, 8/12/24 (144A)	1,508,890
600,386	Upstart Securitization Trust, Series 2018-1, Class B, 3.887%, 8/20/25 (144A)	601,389
1,000,000	US Auto Funding LLC, Series 2019-1A, Class B, 3.99%, 12/15/22 (144A)	1,011,345
42,187(a)	Velocity Commercial Capital Loan Trust, Series 2016-1, Class AFL, 4.88% (1 Month USD LIBOR + 245 bps), 4/25/46 (144A)	42,392
2,000,000	Veros Automobile Receivables Trust, Series 2018-1, Class C, 4.65%, 2/15/24 (144A)	2,044,914
113,208	Welk Resorts LLC, Series 2013-AA, Class A, 3.1%, 3/15/29 (144A)	112,871
42,700	Westgate Resorts LLC, Series 2015-2A, Class A, 3.2%, 7/20/28 (144A)	42,625
336,985	Westgate Resorts LLC, Series 2017-1A, Class B, 4.05%, 12/20/30 (144A)	337,914
500,000	Westlake Automobile Receivables Trust, Series 2016-2A, Class E, 6.41%, 5/15/23 (144A)	503,303
2,500,000	Westlake Automobile Receivables Trust, Series 2017-1A, Class E, 5.05%, 8/15/24 (144A)	2,549,381
650,000	Westlake Automobile Receivables Trust, Series 2017-2A, Class C, 2.59%, 12/15/22 (144A)	649,085
2,295,000	Westlake Automobile Receivables Trust, Series 2017-2A, Class D, 3.28%, 12/15/22 (144A)	2,312,632
2,000,000	Westlake Automobile Receivables Trust, Series 2018-1A, Class D, 3.41%, 5/15/23 (144A)	2,017,984
400,000	Westlake Automobile Receivables Trust, Series 2018-1A, Class E, 4.53%, 5/15/23 (144A)	409,721
350,000	Westlake Automobile Receivables Trust, Series 2018-2A, Class E, 4.86%, 1/16/24 (144A)	358,289
2,500,000	Westlake Automobile Receivables Trust, Series 2018-3A, Class D, 4.0%, 10/16/23 (144A)	2,563,470
605,000	Westlake Automobile Receivables Trust, Series 2018-3A, Class E, 4.9%, 12/15/23 (144A)	621,552
64,687	World Omni Automobile Lease Securitization Trust, Series 2017-A, Class A3, 2.13%, 4/15/20	64,611
300,000	WRG Debt Funding II LLC, Series 2017-1, Class A, 4.458%, 3/15/26 (144A)	301,242
	TOTAL ASSET BACKED SECURITIES
	(Cost $153,732,922)	$155,667,417
	COLLATERALIZED MORTGAGE OBLIGATIONS - 30.0% of Net Assets
1,725,000(a)	280 Park Avenue Mortgage Trust, Series 2017-280P, Class C, 3.69% (1 Month USD LIBOR + 125 bps), 9/15/34 (144A)	$1,724,936
283,879(a)	A10 Term Asset Financing LLC, Series 2017-1A, Class A1FL, 3.29% (1 Month USD LIBOR + 85 bps), 3/15/36 (144A)	283,890
4,492(a)	Alternative Loan Trust, Series 2003-14T1, Class A9, 2.88% (1 Month USD LIBOR + 45 bps), 8/25/18	2,791
59,451(a)	Alternative Loan Trust, Series 2004-6CB, Class A, 3.01% (1 Month USD LIBOR + 58 bps), 5/25/34	59,588
1,652,205(c)	Angel Oak Mortgage Trust I LLC, Series 2019-1, Class A1, 3.92%, 11/25/48 (144A)	1,680,135
600,000(c)	Angel Oak Mortgage Trust I LLC, Series 2019-1, Class M1, 4.5%, 11/25/48 (144A)	622,926
500,000(c)	BAMLL Commercial Mortgage Securities Trust, Series 2016-FR14, Class A, 2.986%, 2/27/48 (144A)	497,009
1,350,000(a)	BAMLL Commercial Mortgage Securities Trust, Series 2019-RLJ, Class C, 4.1% (1 Month USD LIBOR + 160 bps), 4/15/36 (144A)	1,350,024
1,995(a)	Banc of America Funding Trust, Series 2005-A, Class 5A2, 2.751% (1 Month USD LIBOR + 31 bps), 2/20/35	2,003
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
168,541(a)	Bancorp Commercial Mortgage Trust, Series 2017-CRE2, Class A, 3.29% (1 Month USD LIBOR + 85 bps), 8/15/32 (144A)	$ 168,129
963,239(b)(d)	Bayview Commercial Asset Trust, Series 2007-2A, Class IO, 0.0%, 7/25/37 (144A)	–
367,470(a)	Bear Stearns ALT-A Trust, Series 2004-4, Class A1, 3.03% (1 Month USD LIBOR + 60 bps), 6/25/34	368,627
13,940(a)	Bear Stearns ALT-A Trust, Series 2004-11, Class 1A2, 3.27% (1 Month USD LIBOR + 84 bps), 11/25/34	13,938
178,922(a)	Bear Stearns ALT-A Trust, Series 2004-12, Class 1A1, 3.13% (1 Month USD LIBOR + 70 bps), 1/25/35	180,953
63,720(a)	Bear Stearns ALT-A Trust, Series 2004-12, Class 1A2, 3.27% (1 Month USD LIBOR + 84 bps), 1/25/35	64,128
231,161(a)	Bear Stearns ALT-A Trust, Series 2004-12, Class 1A4, 3.27% (1 Month USD LIBOR + 84 bps), 1/25/35	233,165
801,952(a)	Bear Stearns ALT-A Trust, Series 2005-7, Class 11A1, 2.97% (1 Month USD LIBOR + 54 bps), 8/25/35	806,523
366,895(c)	Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR7, Class B, 5.214%, 2/11/41	365,347
32,633(c)	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 3B1, 4.394%, 6/25/30	33,363
1,276,988(a)	Bellemeade Re, Ltd., Series 2017-1, Class M1, 4.13% (1 Month USD LIBOR + 170 bps), 10/25/27 (144A)	1,285,470
1,500,000(a)	Bellemeade Re, Ltd., Series 2017-1, Class M2, 5.78% (1 Month USD LIBOR + 335 bps), 10/25/27 (144A)	1,564,378
2,010,000(a)	Bellemeade Re, Ltd., Series 2018-1A, Class M1B, 4.03% (1 Month USD LIBOR + 160 bps), 4/25/28 (144A)	2,017,557
1,321,737(a)	Bellemeade Re, Ltd., Series 2018-2A, Class M1A, 3.38% (1 Month USD LIBOR + 95 bps), 8/25/28 (144A)	1,323,103
1,730,000(a)	Bellemeade Re, Ltd., Series 2018-2A, Class M1B, 3.78% (1 Month USD LIBOR + 135 bps), 8/25/28 (144A)	1,731,670
1,900,000(a)	Bellemeade Re, Ltd., Series 2018-3A, Class M1B, 4.28% (1 Month USD LIBOR + 185 bps), 10/25/27 (144A)	1,907,573
800,000(a)	Bellemeade Re, Ltd., Series 2019-1A, Class M1B, 4.18% (1 Month USD LIBOR + 175 bps), 3/25/29 (144A)	804,642
1,000,000(a)	Bellemeade Re, Ltd., Series 2019-1A, Class M2, 5.13% (1 Month USD LIBOR + 270 bps), 3/25/29 (144A)	1,004,380
1,000,000(a)	BTH-3 Mortgage-Backed Securities Trust, Series 2018-3, Class A, 4.98% (1 Month USD LIBOR + 250 bps), 7/6/20	1,001,888
800,000(a)	BTH-13 Mortgage Backed Securities Trust, Series 2018-13, Class A, 4.98% (1 Month USD LIBOR + 250 bps), 8/18/21 (144A)	799,505
600,000(a)	BTH-16 Mortgage-Backed Securities Trust, Series 2018-16, Class A, 4.98% (1 Month USD LIBOR + 250 bps), 8/4/21 (144A)	600,750
700,000(a)	BTH-20 Mortgage-Backed Securities Trust, Series 2018-20, Class A, 4.986% (1 Month USD LIBOR + 250 bps), 9/24/20 (144A)	700,085
675,000(a)	BTH-21 Mortgage-Backed Securities Trust, Series 2018-21, Class A, 4.811% (1 Month USD LIBOR + 250 bps), 10/7/21 (144A)	675,313
1,500,000(a)	BTH-24 Mortgage-Backed Securities Trust, Series 2018-24, Class A, 4.88% (1 Month USD LIBOR + 240 bps), 12/5/20 (144A)	1,500,000
1,000,000(a)	BTH-25 Mortgage-Backed Securities Trust, Series 2019-25, Class A, 4.98% (1 Month USD LIBOR + 250 bps), 2/14/20 (144A)	998,859
812,124(a)	BX Commercial Mortgage Trust, Series 2018-IND, Class E, 4.14% (1 Month USD LIBOR + 170 bps), 11/15/35 (144A)	813,343
510,000(a)	BX Trust, Series 2017-APPL, Class B, 3.59% (1 Month USD LIBOR + 115 bps), 7/15/34 (144A)	509,356
595,000(a)	BX Trust, Series 2017-SLCT, Class B, 3.64% (1 Month USD LIBOR + 120 bps), 7/15/34 (144A)	594,996
800,000(a)	BXMT, Ltd., Series 2017-FL1, Class A, 3.302% (1 Month USD LIBOR + 87 bps), 6/15/35 (144A)	799,752
134,250	Cendant Mortgage Corp., Series 2002-2, Class A6, 6.25%, 3/25/32 (144A)	135,636
133,105(a)	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class A, 4.294% (1 Month USD LIBOR + 185 bps), 11/15/31 (144A)	133,110
1,000,000(a)	CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class B, 3.41% (1 Month USD LIBOR + 97 bps), 7/15/32 (144A)	998,430
850,000(a)	CGMS Commercial Mortgage Trust, Series 2017-MDRC, Class C, 3.74% (1 Month USD LIBOR + 130 bps), 7/15/30 (144A)	846,440
69,553(c)	CHL Mortgage Pass-Through Trust, Series 2004-14, Class 4A1, 3.804%, 8/25/34	68,421
8,829	Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust, Series 2005-4, Class 2A1, 5.0%, 7/25/20	9,144
400,000(a)	Citigroup Commercial Mortgage Trust, Series 2015-SHP2, Class D, 5.74% (1 Month USD LIBOR + 330 bps), 7/15/27 (144A)	400,402
9,132	Citigroup Mortgage Loan Trust, Inc., Series 2003-UP3, Class A1, 7.0%, 9/25/33	9,144
1,000,000(a)	CLNS Trust, Series 2017-IKPR, Class C, 3.553% (1 Month USD LIBOR + 110 bps), 6/11/32 (144A)	999,099
1,000,000(c)	COLT Mortgage Loan Trust, Series 2018-3, Class M2, 4.583%, 10/26/48 (144A)	1,013,877
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
1,512,531(c)	COLT Mortgage Loan Trust, Series 2019-1, Class A3, 4.012%, 3/25/49 (144A)	$1,536,072
250,000	COMM Mortgage Trust, Series 2012-CR4, Class AM, 3.251%, 10/15/45	250,129
98,122(a)	COMM Mortgage Trust, Series 2014-FL5, Class B, 3.859% (1 Month USD LIBOR + 215 bps), 10/15/31 (144A)	97,923
1,000,000(c)	COMM Mortgage Trust, Series 2015-CR23, Class CMD, 3.685%, 5/10/48 (144A)	999,233
750,000(a)	Credit Suisse Commercial Mortgage Securities Corp., Series 2019-SKLZ, Class B, 4.34% (1 Month USD LIBOR + 190 bps), 1/15/34 (144A)	751,089
156,433	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-10, Class 2A1, 7.5%, 5/25/32	170,007
8,824	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class AMFX, 4.877%, 4/15/37	8,644
750,000(a)	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, 4.613% (1 Month USD LIBOR + 215 bps), 5/15/36 (144A)	751,875
10,413	CSFB Mortgage-Backed Trust, Series 2004-7, Class 6A1, 5.25%, 10/25/19	10,487
367,176(c)	CSMC Trust, Series 2014-OAK1, Class 2A4, 3.0%, 11/25/44 (144A)	366,155
379,198(c)	CSMC Trust, Series 2015-3, Class A3, 3.5%, 3/25/45 (144A)	380,620
1,000,000(a)	CSMC Trust, Series 2017-HD, Class B, 3.79% (1 Month USD LIBOR + 135 bps), 2/15/31 (144A)	998,316
1,737,728(c)	CSMC Trust, Series 2019-RPL1, Class A1A, 3.65%, 7/25/58 (144A)	1,779,857
1,250,000(c)	Deephaven Residential Mortgage Trust, Series 2018-3A, Class B1, 5.007%, 8/25/58 (144A)	1,276,338
2,131,542(c)	Deephaven Residential Mortgage Trust, Series 2018-4A, Class A1, 4.08%, 10/25/58 (144A)	2,161,971
1,672,000(a)	Eagle Re, Ltd., Series 2018-1, Class M1, 4.13% (1 Month USD LIBOR + 170 bps), 11/25/28 (144A)	1,671,998
1,620,000(a)	Eagle Re, Ltd., Series 2019-1, Class M1B, 4.23% (1 Month USD LIBOR + 180 bps), 4/25/29 (144A)	1,621,314
375,372(c)	Fannie Mae Grantor Trust, Series 2004-T2, Class 2A, 4.615%, 7/25/43	395,163
92,844(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2315, Class FW, 2.99% (1 Month USD LIBOR + 55 bps), 4/15/27	93,385
251,015(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2334, Class FA, 2.94% (1 Month USD LIBOR + 50 bps), 7/15/31	247,360
89,988(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2391, Class FJ, 2.94% (1 Month USD LIBOR + 50 bps), 4/15/28	90,450
2,245(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2437, Class FD, 2.64% (1 Month USD LIBOR + 20 bps), 10/15/20	2,245
68,843(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2439, Class F, 3.44% (1 Month USD LIBOR + 100 bps), 3/15/32	70,688
111,235(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2470, Class AF, 3.44% (1 Month USD LIBOR + 100 bps), 3/15/32	114,209
95,778(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2489, Class FA, 3.44% (1 Month USD LIBOR + 100 bps), 2/15/32	97,934
151,622(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2498, Class FL, 3.01% (1 Month USD LIBOR + 57 bps), 3/15/32	152,274
18,961	Federal Home Loan Mortgage Corp. REMICS, Series 2776, Class QP, 4.0%, 1/15/34	18,962
79,419(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2916, Class NF, 2.69% (1 Month USD LIBOR + 25 bps), 1/15/35	79,243
32,073(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3042, Class PF, 2.69% (1 Month USD LIBOR + 25 bps), 8/15/35	32,002
20,941(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3102, Class FG, 2.74% (1 Month USD LIBOR + 30 bps), 1/15/36	20,738
82,226(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3117, Class FE, 2.74% (1 Month USD LIBOR + 30 bps), 2/15/36	81,762
50,872(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3173, Class FC, 2.86% (1 Month USD LIBOR + 42 bps), 6/15/36	51,031
92,629(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3181, Class HF, 2.94% (1 Month USD LIBOR + 50 bps), 7/15/36	93,114
29,009(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3235, Class FX, 2.76% (1 Month USD LIBOR + 32 bps), 11/15/36	28,947
76,766(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3239, Class EF, 2.79% (1 Month USD LIBOR + 35 bps), 11/15/36	76,701
37,563(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3239, Class FB, 2.79% (1 Month USD LIBOR + 35 bps), 11/15/36	37,530
111,834(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3373, Class FB, 3.02% (1 Month USD LIBOR + 58 bps), 10/15/37	112,793
174,833(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3386, Class FB, 2.815% (1 Month USD LIBOR + 38 bps), 11/15/37	174,850
56,494	Federal Home Loan Mortgage Corp. REMICS, Series 3416, Class BJ, 4.0%, 2/15/23	57,162
89,349(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3610, Class FA, 3.14% (1 Month USD LIBOR + 70 bps), 12/15/39	90,641
768,892	Federal Home Loan Mortgage Corp. REMICS, Series 3614, Class QB, 4.0%, 12/15/24	792,433
517,088	Federal Home Loan Mortgage Corp. REMICS, Series 3693, Class BD, 3.0%, 7/15/25	523,745
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
47,375	Federal Home Loan Mortgage Corp. REMICS, Series 3706, Class C, 2.0%, 8/15/20	$ 47,079
26,813	Federal Home Loan Mortgage Corp. REMICS, Series 3722, Class AK, 1.75%, 9/15/20	26,593
73,305(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3745, Class FB, 2.69% (1 Month USD LIBOR + 25 bps), 8/15/25	73,324
30,793	Federal Home Loan Mortgage Corp. REMICS, Series 3760, Class KH, 2.0%, 11/15/20	30,612
29,281(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3767, Class JF, 2.74% (1 Month USD LIBOR + 30 bps), 2/15/39	29,311
4,334	Federal Home Loan Mortgage Corp. REMICS, Series 3777, Class DA, 3.5%, 10/15/24	4,330
128,449	Federal Home Loan Mortgage Corp. REMICS, Series 3779, Class KJ, 2.75%, 11/15/25	129,118
41,999(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3784, Class F, 2.84% (1 Month USD LIBOR + 40 bps), 7/15/23	41,972
11,819	Federal Home Loan Mortgage Corp. REMICS, Series 3788, Class AB, 3.5%, 11/15/28	11,817
102,146(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3807, Class FM, 2.94% (1 Month USD LIBOR + 50 bps), 2/15/41	102,441
125,081(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3850, Class FC, 2.86% (1 Month USD LIBOR + 42 bps), 4/15/41	125,354
217	Federal Home Loan Mortgage Corp. REMICS, Series 3858, Class CA, 3.0%, 10/15/25	217
190,576(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3867, Class PF, 2.84% (1 Month USD LIBOR + 40 bps), 3/15/41	191,064
32,265(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3868, Class FA, 2.84% (1 Month USD LIBOR + 40 bps), 5/15/41	31,884
2,455	Federal Home Loan Mortgage Corp. REMICS, Series 3873, Class AG, 3.0%, 5/15/29	2,453
38,000(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3914, Class LF, 2.64% (1 Month USD LIBOR + 20 bps), 8/15/26	38,051
82,946(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3919, Class AF, 2.79% (1 Month USD LIBOR + 35 bps), 3/15/30	83,112
996,102	Federal Home Loan Mortgage Corp. REMICS, Series 3937, Class PA, 4.0%, 8/15/39	1,024,552
104,911	Federal Home Loan Mortgage Corp. REMICS, Series 3953, Class CD, 3.0%, 1/15/30	105,555
58,774(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3960, Class FB, 2.74% (1 Month USD LIBOR + 30 bps), 2/15/30	58,819
76,630(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3970, Class GF, 2.74% (1 Month USD LIBOR + 30 bps), 9/15/26	76,851
255,287	Federal Home Loan Mortgage Corp. REMICS, Series 3976, Class A, 3.5%, 8/15/29	256,834
72,417(a)	Federal Home Loan Mortgage Corp. REMICS, Series 4002, Class YF, 2.99% (1 Month USD LIBOR + 55 bps), 2/15/42	72,986
129,975	Federal Home Loan Mortgage Corp. REMICS, Series 4016, Class AB, 2.0%, 9/15/25	129,226
354,151	Federal Home Loan Mortgage Corp. REMICS, Series 4018, Class AL, 2.0%, 3/15/27	349,676
135,883	Federal Home Loan Mortgage Corp. REMICS, Series 4366, Class VA, 3.0%, 12/15/25	138,490
909,338	Federal Home Loan Mortgage Corp. REMICS, Series 4444, Class CD, 3.0%, 8/15/39	920,926
49,391(a)	Federal Home Loan Mortgage Corp. Strips, Series 237, Class F14, 2.84% (1 Month USD LIBOR + 40 bps), 5/15/36	49,523
106,613(a)	Federal Home Loan Mortgage Corp. Strips, Series 239, Class F30, 2.74% (1 Month USD LIBOR + 30 bps), 8/15/36	105,939
42,700(a)	Federal Home Loan Mortgage Corp. Strips, Series 244, Class F22, 2.79% (1 Month USD LIBOR + 35 bps), 12/15/36	42,822
282,559(c)	Federal Home Loan Mortgage Corp. Whole Loan Securities Trust, Series 2015-SC02, Class M1, 3.674%, 9/25/45	284,339
12,391(a)	Federal National Mortgage Association, Connecticut Avenue Securities, Series 2014-C02, Class 1M1, 3.38% (1 Month USD LIBOR + 95 bps), 5/25/24	12,395
1,500,000(a)	Federal National Mortgage Association, Connecticut Avenue Securities, Series 2014-C02, Class 1M2, 5.03% (1 Month USD LIBOR + 260 bps), 5/25/24	1,567,463
2,309,807(a)	Federal National Mortgage Association, Connecticut Avenue Securities, Series 2014-C03, Class 2M2, 5.33% (1 Month USD LIBOR + 290 bps), 7/25/24	2,432,871
355,674(a)	Federal National Mortgage Association, Connecticut Avenue Securities, Series 2017-C04, Class 2M1, 3.28% (1 Month USD LIBOR + 85 bps), 11/25/29	356,237
130,644(a)	Federal National Mortgage Association, Connecticut Avenue Securities, Series 2017-C05, Class 1M1, 2.98% (1 Month USD LIBOR + 55 bps), 1/25/30	130,644
1,297,959(a)	Federal National Mortgage Association, Connecticut Avenue Securities, Series 2017-C05, Class 1M2A, 4.63% (1 Month USD LIBOR + 220 bps), 1/25/30	1,319,398
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
1,590,000(a)	Federal National Mortgage Association, Connecticut Avenue Securities, Series 2017-C05, Class 1M2B, 4.63% (1 Month USD LIBOR + 220 bps), 1/25/30	$1,608,842
1,500,000(a)	Federal National Mortgage Association, Connecticut Avenue Securities, Series 2017-C07, Class 1M2A, 4.83% (1 Month USD LIBOR + 240 bps), 5/25/30	1,548,628
21,227(a)	Federal National Mortgage Association REMICS, Series 1992-162, Class FB, 2.23% (7 Year U.S. Treasury Yield Curve Rate T Note Constant Maturity - 5 bps), 9/25/22	21,158
51,735(a)	Federal National Mortgage Association REMICS, Series 1994-40, Class FC, 2.93% (1 Month USD LIBOR + 50 bps), 3/25/24	52,211
39,445	Federal National Mortgage Association REMICS, Series 1999-25, Class Z, 6.0%, 6/25/29	43,758
48,097(a)	Federal National Mortgage Association REMICS, Series 2001-72, Class FB, 3.33% (1 Month USD LIBOR + 90 bps), 12/25/31	49,157
26,775(a)	Federal National Mortgage Association REMICS, Series 2001-81, Class FL, 3.091% (1 Month USD LIBOR + 65 bps), 1/18/32	27,063
173,003(a)	Federal National Mortgage Association REMICS, Series 2002-75, Class FD, 3.441% (1 Month USD LIBOR + 100 bps), 11/18/32	177,703
130,093(a)	Federal National Mortgage Association REMICS, Series 2002-77, Class WF, 2.841% (1 Month USD LIBOR + 40 bps), 12/18/32	130,506
34,978(a)	Federal National Mortgage Association REMICS, Series 2002-93, Class FH, 2.93% (1 Month USD LIBOR + 50 bps), 1/25/33	35,220
83,980(a)	Federal National Mortgage Association REMICS, Series 2003-8, Class FJ, 2.78% (1 Month USD LIBOR + 35 bps), 2/25/33	84,039
43,424(a)	Federal National Mortgage Association REMICS, Series 2003-42, Class JF, 2.93% (1 Month USD LIBOR + 50 bps), 5/25/33	43,715
185,823(a)	Federal National Mortgage Association REMICS, Series 2003-63, Class F1, 2.73% (1 Month USD LIBOR + 30 bps), 11/25/27	185,718
156,290(a)	Federal National Mortgage Association REMICS, Series 2004-14, Class F, 2.83% (1 Month USD LIBOR + 40 bps), 3/25/34	156,627
23,108(a)	Federal National Mortgage Association REMICS, Series 2004-25, Class FA, 2.83% (1 Month USD LIBOR + 40 bps), 4/25/34	23,157
71,132(a)	Federal National Mortgage Association REMICS, Series 2004-28, Class PF, 2.83% (1 Month USD LIBOR + 40 bps), 3/25/34	71,280
49,687(a)	Federal National Mortgage Association REMICS, Series 2004-52, Class FW, 2.83% (1 Month USD LIBOR + 40 bps), 7/25/34	49,821
150,976(a)	Federal National Mortgage Association REMICS, Series 2005-69, Class AF, 2.73% (1 Month USD LIBOR + 30 bps), 8/25/35	150,502
72,167(a)	Federal National Mortgage Association REMICS, Series 2005-83, Class KT, 2.73% (1 Month USD LIBOR + 30 bps), 10/25/35	71,953
74,078(a)	Federal National Mortgage Association REMICS, Series 2005-83, Class LF, 2.74% (1 Month USD LIBOR + 31 bps), 2/25/35	74,055
20,757(a)	Federal National Mortgage Association REMICS, Series 2005-120, Class UF, 2.78% (1 Month USD LIBOR + 35 bps), 3/25/35	20,772
34,371(a)	Federal National Mortgage Association REMICS, Series 2006-33, Class FH, 2.78% (1 Month USD LIBOR + 35 bps), 5/25/36	34,340
82,821(a)	Federal National Mortgage Association REMICS, Series 2006-42, Class CF, 2.88% (1 Month USD LIBOR + 45 bps), 6/25/36	83,107
109,648(a)	Federal National Mortgage Association REMICS, Series 2006-49, Class PF, 2.68% (1 Month USD LIBOR + 25 bps), 4/25/36	108,598
62,060(a)	Federal National Mortgage Association REMICS, Series 2006-81, Class FA, 2.78% (1 Month USD LIBOR + 35 bps), 9/25/36	62,058
28,341(a)	Federal National Mortgage Association REMICS, Series 2006-82, Class F, 3.0% (1 Month USD LIBOR + 57 bps), 9/25/36	28,576
135,832(a)	Federal National Mortgage Association REMICS, Series 2006-93, Class FN, 2.83% (1 Month USD LIBOR + 40 bps), 10/25/36	136,004
37,414(a)	Federal National Mortgage Association REMICS, Series 2007-2, Class FT, 2.68% (1 Month USD LIBOR + 25 bps), 2/25/37	36,572
75,319(a)	Federal National Mortgage Association REMICS, Series 2007-7, Class FJ, 2.63% (1 Month USD LIBOR + 20 bps), 2/25/37	74,837
65,620(a)	Federal National Mortgage Association REMICS, Series 2007-9, Class FB, 2.78% (1 Month USD LIBOR + 35 bps), 3/25/37	65,560
18,712(a)	Federal National Mortgage Association REMICS, Series 2007-13, Class FA, 2.68% (1 Month USD LIBOR + 25 bps), 3/25/37	18,612
39,785(a)	Federal National Mortgage Association REMICS, Series 2007-14, Class F, 2.79% (1 Month USD LIBOR + 36 bps), 3/25/37	39,964
47,557(a)	Federal National Mortgage Association REMICS, Series 2007-24, Class FD, 2.68% (1 Month USD LIBOR + 25 bps), 3/25/37	47,318
47,449(a)	Federal National Mortgage Association REMICS, Series 2007-41, Class FA, 2.83% (1 Month USD LIBOR + 40 bps), 5/25/37	47,506
101,030(a)	Federal National Mortgage Association REMICS, Series 2007-50, Class FN, 2.67% (1 Month USD LIBOR + 24 bps), 6/25/37	100,445
107,939(a)	Federal National Mortgage Association REMICS, Series 2007-58, Class FV, 2.68% (1 Month USD LIBOR + 25 bps), 6/25/37	107,206
117,748(a)	Federal National Mortgage Association REMICS, Series 2007-86, Class FC, 3.0% (1 Month USD LIBOR + 57 bps), 9/25/37	118,773
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
127,814(a)	Federal National Mortgage Association REMICS, Series 2007-89, Class F, 3.01% (1 Month USD LIBOR + 58 bps), 9/25/37	$ 128,911
31,494(a)	Federal National Mortgage Association REMICS, Series 2007-92, Class OF, 3.0% (1 Month USD LIBOR + 57 bps), 9/25/37	31,428
28,678(a)	Federal National Mortgage Association REMICS, Series 2007-110, Class FA, 3.05% (1 Month USD LIBOR + 62 bps), 12/25/37	28,974
89,103(a)	Federal National Mortgage Association REMICS, Series 2008-53, Class FM, 3.33% (1 Month USD LIBOR + 90 bps), 7/25/38	91,084
64,737(a)	Federal National Mortgage Association REMICS, Series 2008-88, Class FA, 3.65% (1 Month USD LIBOR + 122 bps), 10/25/38	66,170
146,213(a)	Federal National Mortgage Association REMICS, Series 2009-103, Class FM, 3.13% (1 Month USD LIBOR + 70 bps), 11/25/39	148,004
26,492	Federal National Mortgage Association REMICS, Series 2010-13, Class WD, 4.25%, 3/25/25	26,536
5,813	Federal National Mortgage Association REMICS, Series 2010-17, Class DE, 3.5%, 6/25/21	5,785
19,514(a)	Federal National Mortgage Association REMICS, Series 2010-43, Class FE, 2.98% (1 Month USD LIBOR + 55 bps), 9/25/39	19,596
13,776	Federal National Mortgage Association REMICS, Series 2010-43, Class KG, 3.0%, 1/25/21	13,763
42,555	Federal National Mortgage Association REMICS, Series 2010-54, Class LC, 3.0%, 4/25/40	43,393
50,614	Federal National Mortgage Association REMICS, Series 2010-145, Class A, 3.5%, 8/25/25	50,541
85,130(a)	Federal National Mortgage Association REMICS, Series 2011-19, Class FM, 2.98% (1 Month USD LIBOR + 55 bps), 5/25/40	85,587
1,458	Federal National Mortgage Association REMICS, Series 2011-23, Class AB, 2.75%, 6/25/20	1,459
16,479	Federal National Mortgage Association REMICS, Series 2011-67, Class EA, 4.0%, 7/25/21	16,472
66,478	Federal National Mortgage Association REMICS, Series 2012-58, Class LC, 3.5%, 10/25/39	67,645
214,930	Federal National Mortgage Association REMICS, Series 2012-67, Class HG, 1.5%, 4/25/27	211,395
381,829(a)	Federal National Mortgage Association Trust, Series 2005-W3, Class 2AF, 2.65% (1 Month USD LIBOR + 22 bps), 3/25/45	380,275
109,001(c)	Federal National Mortgage Association Trust, Series 2005-W3, Class 3A, 4.241%, 4/25/45	113,695
114,468(c)	Federal National Mortgage Association Trust, Series 2005-W4, Class 3A, 4.34%, 6/25/45	121,069
270,656(a)	Federal National Mortgage Association Whole Loan, Series 2007-W1, Class 1AF1, 2.69% (1 Month USD LIBOR + 26 bps), 11/25/46	266,631
228,085(c)	FirstKey Mortgage Trust, Series 2014-1, Class A2, 3.0%, 11/25/44 (144A)	227,234
101,578	Freddie Mac Multifamily Structured Pass Through Certificates, Series KJ09, Class A1, 2.016%, 4/25/22	101,070
402,160(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M2, 5.377% (1 Month USD LIBOR + 290 bps), 7/25/28	407,776
282,793(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-HQA1, Class M1, 3.63% (1 Month USD LIBOR + 120 bps), 8/25/29	283,814
2,275,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-HRP1, Class M2, 4.88% (1 Month USD LIBOR + 245 bps), 12/25/42	2,318,434
655,253(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-HRP1, Class M2D, 3.68% (1 Month USD LIBOR + 125 bps), 12/25/42	647,392
854,044(c)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-SPI1, Class M1, 3.744%, 2/25/48 (144A)	857,625
1,514,573(c)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-SPI2, Class M1, 3.818%, 5/25/48 (144A)	1,515,809
875,700(c)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-SPI3, Class M1, 4.165%, 8/25/48 (144A)	882,493
2,474,762(c)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-SPI4, Class M1, 4.46%, 11/25/48 (144A)	2,498,097
1,000,000(c)	FREMF Mortgage Trust, Series 2010-K6, Class B, 5.372%, 12/25/46 (144A)	1,012,631
346,000(c)	FREMF Mortgage Trust, Series 2012-K17, Class B, 4.331%, 12/25/44 (144A)	360,382
1,100,000(c)	FREMF Mortgage Trust, Series 2012-K711, Class B, 3.51%, 8/25/45 (144A)	1,098,136
1,400,000(c)	FREMF Mortgage Trust, Series 2013-K712, Class B, 3.35%, 5/25/45 (144A)	1,399,557
650,000(c)	FREMF Mortgage Trust, Series 2014-K716, Class B, 3.948%, 8/25/47 (144A)	665,298
297,042(a)	FREMF Mortgage Trust, Series 2014-KF04, Class B, 5.731% (1 Month USD LIBOR + 325 bps), 6/25/21 (144A)	297,898
269,245(a)	FREMF Mortgage Trust, Series 2014-KF05, Class B, 6.481% (1 Month USD LIBOR + 400 bps), 9/25/22 (144A)	274,824
626,245(a)	FREMF Mortgage Trust, Series 2014-KS02, Class B, 7.481% (1 Month USD LIBOR + 500 bps), 8/25/23 (144A)	635,874
399,954(a)	FREMF Mortgage Trust, Series 2018-KI01, Class B, 4.931% (1 Month USD LIBOR + 245 bps), 9/25/22 (144A)	402,099
1,000,000(c)	GAHR Commercial Mortgage Trust, Series 2015-NRF, Class FFX, 3.382%, 12/15/34 (144A)	990,000
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
184,611(a)	Global Mortgage Securitization, Ltd., Series 2005-A, Class A2, 2.7% (1 Month USD LIBOR + 27 bps), 4/25/32 (144A)	$ 178,343
119,743(a)	Government National Mortgage Association, Series 2005-3, Class FC, 2.688% (1 Month USD LIBOR + 25 bps), 1/16/35	119,366
116,186(a)	Government National Mortgage Association, Series 2005-16, Class FA, 2.691% (1 Month USD LIBOR + 25 bps), 2/20/35	115,395
77,450(a)	Government National Mortgage Association, Series 2008-9, Class FA, 2.941% (1 Month USD LIBOR + 50 bps), 2/20/38	77,894
255,213	Government National Mortgage Association, Series 2010-67, Class MA, 4.0%, 5/16/25	262,195
61,105	Government National Mortgage Association, Series 2011-44, Class PG, 3.5%, 5/20/39	61,162
309,605	Government National Mortgage Association, Series 2011-150, Class M, 3.0%, 8/16/26	314,011
381,955	Government National Mortgage Association, Series 2012-17, Class KH, 3.0%, 7/20/39	384,370
82,415	Government National Mortgage Association, Series 2012-130, Class PA, 3.0%, 4/20/41	82,949
176,202(a)	Government National Mortgage Association, Series 2013-51, Class JF, 2.741% (1 Month USD LIBOR + 30 bps), 8/20/40	175,641
196,791	Government National Mortgage Association, Series 2013-168, Class CE, 2.5%, 11/16/28	197,422
1,408,647	Government National Mortgage Association, Series 2014-28, Class A, 2.0%, 1/16/46	1,392,594
572,337	Government National Mortgage Association, Series 2014-51, Class CK, 2.5%, 7/16/26	575,886
1,317,961(a)	Government National Mortgage Association, Series 2017-4, Class FC, 2.836% (1 Month USD LIBOR + 35 bps), 1/20/47	1,320,646
723,812	Government National Mortgage Association, Series 2018-20, Class A, 2.5%, 9/16/49	713,736
1,000,000(a)	Great Wolf Trust, Series 2017-WOLF, Class C, 3.76% (1 Month USD LIBOR + 132 bps), 9/15/34 (144A)	999,677
500,000(c)	GS Mortgage Securities Corp. Trust, Series 2016-RENT, Class C, 4.067%, 2/10/29 (144A)	505,679
1,100,000(a)	GS Mortgage Securities Corp. Trust, Series 2017-500K, Class B, 3.34% (1 Month USD LIBOR + 90 bps), 7/15/32 (144A)	1,097,017
500,000(a)	GS Mortgage Securities Corp. Trust, Series 2017-STAY, Class B, 3.54% (1 Month USD LIBOR + 110 bps), 7/15/32 (144A)	491,400
1,200,000(a)	GS Mortgage Securities Corp. Trust, Series 2018-TWR, Class A, 3.34% (1 Month USD LIBOR + 90 bps), 7/15/31 (144A)	1,197,927
500,000(a)	GS Mortgage Securities Trust, Series 2018-HART, Class C, 4.14% (1 Month USD LIBOR + 170 bps), 10/15/31 (144A)	500,957
2,384,418	GS Mortgage-Backed Securities Trust, Series 2018-RPL1, Class A1A, 3.75%, 10/25/57 (144A)	2,446,572
2,170,000(a)	Home Re, Ltd., Series 2018-1, Class M1, 4.03% (1 Month USD LIBOR + 160 bps), 10/25/28 (144A)	2,177,702
1,500,000(a)	Home Re, Ltd., Series 2019-1, Class M1, 4.131% (1 Month USD LIBOR + 165 bps), 5/25/29 (144A)	1,500,000
528,236(a)	HomeBanc Mortgage Trust, Series 2005-3, Class A1, 2.67% (1 Month USD LIBOR + 24 bps), 7/25/35	526,371
2,258,212(c)	Homeward Opportunities Fund I Trust, Series 2018-2, Class A1, 3.985%, 11/25/58 (144A)	2,299,166
1,000,000(a)	HPLY Trust, Series 2019-HIT, Class C, 4.1% (1 Month USD LIBOR + 160 bps), 11/15/26 (144A)	1,001,579
1,000,000(a)	IMT Trust, Series 2017-APTS, Class BFL, 3.39% (1 Month USD LIBOR + 95 bps), 6/15/34 (144A)	995,894
1,000,000(a)	IMT Trust, Series 2017-APTS, Class DFL, 3.99% (1 Month USD LIBOR + 155 bps), 6/15/34 (144A)	999,142
31,019(c)	IndyMac INDX Mortgage Loan Trust, Series 2004-AR6, Class 6A1, 4.642%, 10/25/34	30,800
375,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-FL11, Class B, 3.54% (1 Month USD LIBOR + 110 bps), 10/15/32 (144A)	371,896
750,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-PHH, Class B, 3.6% (1 Month USD LIBOR + 116 bps), 6/15/35 (144A)	748,954
75,977(a)	JP Morgan Madison Avenue Securities Trust, Series 2015-CH1, Class M1, 4.43% (1 Month USD LIBOR + 200 bps), 10/25/25 (144A)	76,202
712,104(a)	JP Morgan Mortgage Trust, Series 2018-7FRB, Class A2, 3.227% (1 Month USD LIBOR + 75 bps), 4/25/46 (144A)	710,926
451,403(a)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class AM, 2.93% (1 Month USD LIBOR + 50 bps), 5/25/33 (144A)	448,160
1,099,070(c)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class B1, 3.219%, 5/25/33 (144A)	1,083,225
400,000(a)	KNDL Mortgage Trust, Series 2019-KNSQ, Class D, 3.85% (1 Month USD LIBOR + 135 bps), 5/15/36 (144A)	400,148
465,549(a)	La Hipotecaria Panamanian Mortgage Trust, Series 2007-1GA, Class A, 4.5% (Panamanian Mortgage Reference Rate - 125 bps), 12/23/36 (144A)	467,295
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
29,627(c)	Merrill Lynch Mortgage Investors Trust, Series 2003-G, Class A3, 4.019%, 1/25/29	$ 30,412
163,991(a)	Merrill Lynch Mortgage Investors Trust, Series 2003-H, Class A1, 3.07% (1 Month USD LIBOR + 64 bps), 1/25/29	164,428
40,625(a)	Merrill Lynch Mortgage Investors Trust, Series 2004-G, Class A2, 3.508% (6 Month USD LIBOR + 60 bps), 1/25/30	40,113
371,151(c)	Morgan Stanley Capital I Trust, Series 2007-T25, Class AJ, 5.574%, 11/12/49	375,378
500,000(a)	Morgan Stanley Capital I Trust, Series 2017-CLS, Class C, 3.44% (1 Month USD LIBOR + 100 bps), 11/15/34 (144A)	497,944
1,000,000(a)	Morgan Stanley Capital I Trust, Series 2018-BOP, Class C, 3.94% (1 Month USD LIBOR + 150 bps), 8/15/33 (144A)	998,746
850,000(a)	Morgan Stanley Capital I Trust, Series 2019-AGLN, Class E, 4.49% (1 Month USD LIBOR + 205 bps), 3/15/34 (144A)	850,530
350,000(a)	Morgan Stanley Capital I Trust, Series 2019-BPR, Class B, 4.6% (1 Month USD LIBOR + 210 bps), 5/15/36 (144A)	349,995
51,957(a)	Morgan Stanley Mortgage Loan Trust, Series 2005-6AR, Class 1A1, 2.71% (1 Month USD LIBOR + 28 bps), 11/25/35	52,009
1,236,810(a)	Motel 6 Trust, Series 2017-MTL6, Class C, 3.84% (1 Month USD LIBOR + 140 bps), 8/15/34 (144A)	1,236,003
454,906(a)	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class MCR1, 4.823% (1 Month USD LIBOR + 235 bps), 6/15/35 (144A)	452,037
125,879(a)	NCUA Guaranteed Notes Trust, Series 2011-C1, Class 2A, 2.997% (1 Month USD LIBOR + 53 bps), 3/9/21	125,757
1,329,374(a)	New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, 3.18% (1 Month USD LIBOR + 75 bps), 1/25/48 (144A)	1,326,601
2,247,589(c)	New Residential Mortgage Loan Trust, Series 2018-5A, Class A1, 4.75%, 12/25/57 (144A)	2,356,102
1,000,000(c)	New Residential Mortgage Loan Trust, Series 2018-NQM1, Class M1, 4.621%, 11/25/48 (144A)	1,046,103
403,254(c)	Oaks Mortgage Trust, Series 2015-1, Class A9, 3.0%, 4/25/46 (144A)	402,373
2,100,000(a)	Oaktown Re II, Ltd., Series 2018-1A, Class M1, 3.98% (1 Month USD LIBOR + 155 bps), 7/25/28 (144A)	2,094,963
337,948(a)	Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates, Series 2005-4, Class 1A2, 2.82% (1 Month USD LIBOR + 39 bps), 11/25/35	336,505
92,638(a)	Pepper Residential Securities Trust No. 18, Series 18A, Class A1UA, 3.403% (1 Month USD LIBOR + 95 bps), 3/12/47 (144A)	92,586
2,175,021(a)	Radnor Re, Ltd., Series 2018-1, Class M1, 3.83% (1 Month USD LIBOR + 140 bps), 3/25/28 (144A)	2,180,769
1,780,000(a)	Radnor Re, Ltd., Series 2019-1, Class M1B, 4.387% (1 Month USD LIBOR + 195 bps), 2/25/29 (144A)	1,793,026
188,242(a)	RAIT Trust, Series 2017-FL7, Class A, 3.39% (1 Month USD LIBOR + 95 bps), 6/15/37 (144A)	186,749
1,194(a)	RALI Trust, Series 2002-QS16, Class A2, 2.98% (1 Month USD LIBOR + 55 bps), 10/25/17	1,215
231	RALI Trust, Series 2003-QS14, Class A1, 5.0%, 7/25/18	225
537,483(a)	RESI Finance LP, Series 2003-CB1, Class B3, 3.901% (1 Month USD LIBOR + 145 bps), 6/10/35 (144A)	462,612
136,425(a)	Resimac Premier, Series 2014-1A, Class A1, 3.297% (3 Month USD LIBOR + 70 bps), 12/12/45 (144A)	136,410
174,792(a)	Resimac Premier, Series 2017-1A, Class A1A, 3.403% (1 Month USD LIBOR + 95 bps), 9/11/48 (144A)	174,349
79,119(c)	Sequoia Mortgage Trust, Series 2013-8, Class A1, 3.0%, 6/25/43	78,825
850,521(c)	Sequoia Mortgage Trust, Series 2015-1, Class A6, 2.5%, 1/25/45 (144A)	842,907
1,280,830(a)	STACR Trust, Series 2018-HRP1, Class M2, 4.08% (1 Month USD LIBOR + 165 bps), 4/25/43 (144A)	1,288,835
360,000(a)	STACR Trust, Series 2018-HRP2, Class M2, 3.68% (1 Month USD LIBOR + 125 bps), 2/25/47 (144A)	362,407
2,185,000(a)	STACR Trust, Series 2018-HRP2, Class M3, 4.83% (1 Month USD LIBOR + 240 bps), 2/25/47 (144A)	2,235,764
2,666,949(c)	Starwood Mortgage Residential Trust, Series 2018-IMC2, Class A1, 4.121%, 10/25/48 (144A)	2,727,277
975,110(a)	Stonemont Portfolio Trust, Series 2017-MONT, Class B, 3.541% (1 Month USD LIBOR + 110 bps), 8/20/30 (144A)	974,807
43,706(a)	Structured Asset Mortgage Investments II Trust, Series 2005-F1, Class FA, 2.977% (1 Month USD LIBOR + 50 bps), 8/26/35	43,583
368,968(c)	Sutherland Commercial Mortgage Loans, Series 2017-SBC6, Class A, 3.192%, 5/25/37 (144A)	365,091
411,941(c)	Sutherland Commercial Mortgage Loans, Series 2018-SBC7, Class A, 4.72%, 5/25/39 (144A)	416,803
405,040(a)	Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class C, 3.817% (1 Month USD LIBOR + 135 bps), 11/11/34 (144A)	404,770
978,813(a)	VMC Finance LLC, Series 2018-FL2, Class A, 3.352% (1 Month USD LIBOR + 92 bps), 10/15/35 (144A)	977,898
1,000,000(a)	VMC Finance LLC, Series 2018-FL2, Class B, 3.782% (1 Month USD LIBOR + 135 bps), 10/15/35 (144A)	996,270
747,561(c)	WaMu Commercial Mortgage Securities Trust, Series 2006-SL1, Class C, 3.86%, 11/23/43 (144A)	751,738
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
1,400,000(a)	Wells Fargo Commercial Mortgage Trust, Series 2017-SMP, Class C, 3.64% (1 Month USD LIBOR + 120 bps), 12/15/34 (144A)	$1,397,979
628,065(c)	WinWater Mortgage Loan Trust, Series 2015-2, Class A5, 3.0%, 2/20/45 (144A)	633,468
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $146,107,609)	$146,316,344
	CORPORATE BONDS - 20.8% of Net Assets
	Aerospace & Defense - 0.6%
125,000	Boeing Co., 2.7%, 5/1/22	$ 125,898
680,000	Boeing Co., 2.8%, 3/1/23	683,771
1,130,000	Rockwell Collins, Inc., 3.1%, 11/15/21	1,139,971
465,000	United Technologies Corp., 3.35%, 8/16/21	473,035
570,000	United Technologies Corp., 3.65%, 8/16/23	591,126
	Total Aerospace & Defense	$3,013,801
	Auto Manufacturers - 0.6%
460,000	American Honda Finance Corp., 2.6%, 11/16/22	$ 460,919
585,000	American Honda Finance Corp., 3.55%, 1/12/24	607,957
700,000	BMW US Capital LLC, 3.25%, 8/14/20 (144A)	704,996
565,000	Daimler Finance North America LLC, 2.3%, 1/6/20 (144A)	563,855
500,000	PACCAR Financial Corp., 3.1%, 5/10/21	506,431
	Total Auto Manufacturers	$2,844,158
	Banks - 8.0%
485,000	Bank of America Corp., 5.625%, 7/1/20	$500,903
1,465,000	Bank of America Corp., 5.7%, 1/24/22	1,579,137
255,000(a)	Bank of Montreal, 3.051% (3 Month USD LIBOR + 44 bps), 6/15/20	255,938
525,000	Bank of Montreal, 3.3%, 2/5/24	536,366
470,000	Bank of Nova Scotia, 2.45%, 3/22/21	470,587
675,000	Bank of Nova Scotia, 3.4%, 2/11/24	694,457
450,000	Banque Federative du Credit Mutuel SA, 2.2%, 7/20/20 (144A)	448,179
675,000	Banque Federative du Credit Mutuel SA, 3.75%, 7/20/23 (144A)	697,465
660,000(c)	Barclays Plc, 4.61% (3 Month USD LIBOR + 140 bps), 2/15/23	675,467
1,150,000	BB&T Corp., 3.75%, 12/6/23	1,199,612
762,000	BPCE SA, 2.65%, 2/3/21	762,253
485,000	BPCE SA, 3.0%, 5/22/22 (144A)	483,767
715,000	Canadian Imperial Bank of Commerce, 2.7%, 2/2/21	717,522
475,000	Citibank NA, 3.4%, 7/23/21	483,271
565,000	Citigroup, Inc., 2.9%, 12/8/21	566,898
765,000(c)	Citigroup, Inc., 3.352% (3 Month USD LIBOR + 90 bps), 4/24/25	774,022
1,165,000	Citizens Bank NA, 3.25%, 2/14/22	1,182,282
328,000	Cooperatieve Rabobank UA, 3.125%, 4/26/21	331,634
470,000	Cooperatieve Rabobank UA, 4.5%, 1/11/21	485,523
885,000	Credit Suisse AG, 4.375%, 8/5/20	903,756
475,000	Credit Suisse Group Funding Guernsey, Ltd., 3.125%, 12/10/20	477,374
700,000	Credit Suisse Group Funding Guernsey, Ltd., 3.8%, 6/9/23	716,904
585,000	DNB Bank ASA, 2.125%, 10/2/20 (144A)	581,924
795,000(a)	DNB Bank ASA, 2.97% (3 Month USD LIBOR + 37 bps), 10/2/20 (144A)	796,359
1,300,000	Federation des Caisses Desjardins du Quebec, 2.25%, 10/30/20 (144A)	1,297,177
660,000	Fifth Third Bancorp, 3.5%, 3/15/22	674,362
675,000	Fifth Third Bancorp, 3.65%, 1/25/24	701,982
1,575,000	Goldman Sachs Group, Inc., 3.625%, 2/20/24	1,613,880
500,000	Huntington National Bank, 3.25%, 5/14/21	505,645
440,000	ING Groep NV, 3.15%, 3/29/22	445,402
900,000	JPMorgan Chase & Co., 4.4%, 7/22/20	919,506
510,000	KeyBank NA, 2.25%, 3/16/20	508,551
350,000	KeyCorp, 5.1%, 3/24/21	365,229
735,000	Lloyds Bank Plc, 3.3%, 5/7/21	743,114
460,000	Lloyds Banking Group Plc, 3.0%, 1/11/22	459,752
445,000	Manufacturers & Traders Trust Co., 2.625%, 1/25/21	445,687
465,000	Mitsubishi UFJ Financial Group, Inc., 2.95%, 3/1/21	467,769
710,000	Mitsubishi UFJ Financial Group, Inc., 3.535%, 7/26/21	723,577
905,000	Mizuho Financial Group, Inc., 2.953%, 2/28/22	911,690
440,000	Morgan Stanley, 5.75%, 1/25/21	461,412
575,000	Nordea Bank Abp, 2.125%, 5/29/20 (144A)	572,734
1,750,000	PNC Bank NA, 3.5%, 6/8/23	1,805,629
590,000	Royal Bank of Canada, 2.15%, 10/26/20	587,641
575,000	Royal Bank of Canada, 2.8%, 4/29/22	578,679
450,000(c)	State Street Corp., 2.653% (3 Month USD LIBOR + 64 bps), 5/15/23	451,409
550,000(a)	State Street Corp., 3.42% (3 Month USD LIBOR + 90 bps), 8/18/20	554,916
975,000	Sumitomo Mitsui Banking Corp., 3.95%, 1/12/22 (144A)	1,009,238
465,000	Sumitomo Mitsui Financial Group, Inc., 2.058%, 7/14/21	459,549
480,000	SunTrust Bank, 2.75%, 5/1/23	480,543
735,000	Svenska Handelsbanken AB, 3.9%, 11/20/23	772,472
440,000	Toronto-Dominion Bank, 3.25%, 6/11/21	447,345
670,000	Toronto-Dominion Bank, 3.25%, 3/11/24	687,727
900,000	UBS Group Funding Switzerland AG, 2.95%, 9/24/20 (144A)	903,842
465,000	UBS Group Funding Switzerland AG, 3.491%, 5/23/23 (144A)	470,627
990,000	US Bancorp, 3.375%, 2/5/24	1,023,263
Principal Amount USD ($)		Value
	Banks - (continued)
500,000	US Bank NA, 3.15%, 4/26/21	$506,554
	Total Banks	$38,878,503
	Beverages - 0.1%
500,000	Constellation Brands, Inc., 2.25%, 11/6/20	$495,821
	Total Beverages	$495,821
	Biotechnology - 0.3%
430,000	Amgen, Inc., 3.875%, 11/15/21	$441,260
475,000	Biogen, Inc., 2.9%, 9/15/20	476,388
470,000	Biogen, Inc., 3.625%, 9/15/22	479,672
	Total Biotechnology	$1,397,320
	Chemicals - 0.1%
660,000	DowDuPont, Inc., 3.766%, 11/15/20	$670,718
	Total Chemicals	$670,718
	Commercial Services - 0.2%
445,000	Moody's Corp., 2.75%, 12/15/21	$446,980
480,000	Moody's Corp., 3.25%, 6/7/21	486,711
	Total Commercial Services	$933,691
	Diversified Financial Services - 1.1%
890,000	AIG Global Funding, 2.15%, 7/2/20 (144A)	$887,302
575,000	AIG Global Funding, 2.7%, 12/15/21 (144A)	574,806
590,000	American Express Co., 3.7%, 8/3/23	612,102
465,000	American Express Credit Corp., 2.7%, 3/3/22	466,855
205,000	Ameriprise Financial, Inc., 3.0%, 3/22/22	206,822
700,000	Capital One Bank USA NA, 3.375%, 2/15/23	705,968
1,000,000	GTP Acquisition Partners I LLC, 2.35%, 6/15/20 (144A)	995,028
515,000	TD Ameritrade Holding Corp., 5.6%, 12/1/19	522,851
455,000	Visa, Inc., 2.8%, 12/14/22	461,905
	Total Diversified Financial Services	$5,433,639
	Electric - 1.8%
1,030,000	American Electric Power Co., Inc., 2.15%, 11/13/20	$1,023,755
450,000	CenterPoint Energy, Inc., 3.6%, 11/1/21	460,315
675,000	Consolidated Edison, Inc., 2.0%, 5/15/21	669,444
285,000	Dominion Energy, Inc., 2.579%, 7/1/20	284,142
210,000	Duke Energy Corp., 3.05%, 8/15/22	211,821
1,520,000	Georgia Power Co., 2.0%, 3/30/20	1,512,637
875,000	LG&E & KU Energy LLC, 4.375%, 10/1/21	904,573
700,000	NextEra Energy Capital Holdings, Inc., 2.9%, 4/1/22	705,548
700,000	NextEra Energy Capital Holdings, Inc., 3.342%, 9/1/20	706,416
376,000	PNM Resources, Inc., 3.25%, 3/9/21	378,151
540,000	Sempra Energy, 2.4%, 2/1/20	538,681
670,000	WEC Energy Group, Inc., 3.1%, 3/8/22	677,680
485,000	WEC Energy Group, Inc., 3.375%, 6/15/21	492,780
440,000	Wisconsin Public Service Corp., 3.35%, 11/21/21	449,489
	Total Electric	$9,015,432
	Electronics - 0.6%
560,000	Amphenol Corp., 2.2%, 4/1/20	$558,235
765,000	Amphenol Corp., 3.125%, 9/15/21	774,558
645,000	Flex, Ltd., 5.0%, 2/15/23	672,304
875,000	Keysight Technologies, Inc., 4.55%, 10/30/24	924,846
	Total Electronics	$2,929,943
	Food - 0.5%
1,257,000	Conagra Brands, Inc., 4.3%, 5/1/24	$1,320,609
1,075,000	Smithfield Foods, Inc., 2.7%, 1/31/20 (144A)	1,072,026
	Total Food	$2,392,635
	Hand & Machine Tools - 0.1%
660,000	Stanley Black & Decker, Inc., 2.9%, 11/1/22	$668,616
	Total Hand & Machine Tools	$668,616
	Healthcare-Products - 0.4%
500,000	Becton Dickinson & Co., 3.125%, 11/8/21	$504,198
333,000(a)	Becton Dickinson & Co., 3.476% (3 Month USD LIBOR + 88 bps), 12/29/20	333,089
1,270,000(a)	Medtronic, Inc., 3.411% (3 Month USD LIBOR + 80 bps), 3/15/20	1,276,523
	Total Healthcare-Products	$2,113,810
	Healthcare-Services - 0.3%
1,180,000	UnitedHealth Group, Inc., 3.5%, 6/15/23	$1,218,660
	Total Healthcare-Services	$1,218,660
	Insurance - 1.4%
3(a)	Ambac LSNI LLC, 7.592% (3 Month USD LIBOR + 500 bps), 2/12/23 (144A)	$3
450,000	Liberty Mutual Group, Inc., 4.25%, 6/15/23 (144A)	472,630
980,000	Liberty Mutual Group, Inc., 5.0%, 6/1/21 (144A)	1,019,267
1,035,000	Metropolitan Life Global Funding I, 3.375%, 1/11/22 (144A)	1,058,316
1,035,000	New York Life Global Funding, 2.95%, 1/28/21 (144A)	1,044,659
700,000	Pricoa Global Funding I, 2.2%, 6/3/21 (144A)	694,366
565,000	Principal Life Global Funding II, 2.15%, 1/10/20 (144A)	563,480
485,000	Principal Life Global Funding II, 2.625%, 11/19/20 (144A)	485,727
600,000	Protective Life Global Funding, 2.161%, 9/25/20 (144A)	597,734
455,000	Protective Life Global Funding, 3.104%, 4/15/24 (144A)	463,201
Principal Amount USD ($)		Value
	Insurance - (continued)
565,000	Prudential Financial, Inc., 5.375%, 6/21/20	$580,938
	Total Insurance	$6,980,321
	Internet - 0.3%
675,000	Booking Holdings, Inc., 2.75%, 3/15/23	$678,911
655,000	Expedia Group, Inc., 4.5%, 8/15/24	694,645
	Total Internet	$1,373,556
	Machinery-Constructions & Mining - 0.2%
520,000	Caterpillar Financial Services Corp., 2.9%, 3/15/21	$524,961
500,000	Caterpillar Financial Services Corp., 2.95%, 5/15/20	502,776
	Total Machinery-Constructions & Mining	$1,027,737
	Machinery-Diversified - 0.2%
670,000	John Deere Capital Corp., 2.95%, 4/1/22	$679,690
450,000	John Deere Capital Corp., 3.2%, 1/10/22	459,060
	Total Machinery-Diversified	$1,138,750
	Media - 0.2%
225,000	Comcast Corp., 3.3%, 10/1/20	$227,392
300,000	Comcast Corp., 5.15%, 3/1/20	305,671
	Total Media	$533,063
	Miscellaneous Manufacturers - 0.1%
525,000	Ingersoll-Rand Global Holding Co., Ltd., 2.9%, 2/21/21	$527,127
	Total Miscellaneous Manufacturers	$527,127
	Oil & Gas - 0.5%
925,000	BP Capital Markets America, Inc., 3.79%, 2/6/24	$967,076
705,000	EQT Corp., 3.0%, 10/1/22	696,961
525,000(a)	Phillips 66, 3.121% (3 Month USD LIBOR + 60 bps), 2/26/21	525,013
	Total Oil & Gas	$2,189,050
	Pharmaceuticals - 1.0%
1,160,000	AbbVie, Inc., 2.5%, 5/14/20	$1,157,060
955,000	Bayer US Finance II LLC, 3.5%, 6/25/21 (144A)	962,916
515,000	CVS Health Corp., 3.125%, 3/9/20	516,794
690,000	CVS Health Corp., 3.35%, 3/9/21	696,861
460,000	Perrigo Finance Unlimited Co., 3.5%, 12/15/21	455,317
350,000	Takeda Pharmaceutical Co., Ltd., 4.0%, 11/26/21 (144A)	359,898
665,000	Zoetis, Inc., 3.25%, 8/20/21	672,925
	Total Pharmaceuticals	$4,821,771
	Pipelines - 0.5%
450,000	Kinder Morgan Energy Partners LP, 5.0%, 10/1/21	$470,172
805,000	Kinder Morgan Energy Partners LP, 6.5%, 4/1/20	829,135
1,145,000	Midwest Connector Capital Co. LLC, 3.9%, 4/1/24 (144A)	1,176,926
	Total Pipelines	$2,476,233
	REITs - 0.6%
915,000	Boston Properties LP, 3.125%, 9/1/23	$928,244
655,000	Duke Realty LP, 3.875%, 2/15/21	667,703
1,233,000	UDR, Inc., 3.7%, 10/1/20	1,247,493
	Total REITs	$2,843,440
	Retail - 0.5%
1,192,000	Alimentation Couche-Tard, Inc., 2.35%, 12/13/19 (144A)	$1,189,298
460,000	Walmart, Inc., 2.35%, 12/15/22	459,570
705,000	Walmart, Inc., 2.85%, 7/8/24	715,443
	Total Retail	$2,364,311
	Software - 0.0%†
115,000	Fiserv, Inc., 3.8%, 10/1/23	$119,477
	Total Software	$119,477
	Telecommunications - 0.3%
595,000	AT&T, Inc., 2.45%, 6/30/20	$593,442
440,000	AT&T, Inc., 3.8%, 3/15/22	452,277
570,000(a)	Deutsche Telekom International Finance BV, 3.168% (3 Month USD LIBOR + 58 bps), 1/17/20 (144A)	570,796
	Total Telecommunications	$1,616,515
	Transportation - 0.1%
485,000	Union Pacific Corp., 3.2%, 6/8/21	$491,971
	Total Transportation	$491,971
	Trucking & Leasing - 0.2%
895,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.375%, 2/1/22 (144A)	$906,478
	Total Trucking & Leasing	$906,478
	TOTAL CORPORATE BONDS
	(Cost $100,602,768)	$101,416,547
	INSURANCE-LINKED SECURITIES - 4.0% of Net Assets(e)
	Catastrophe Linked Bonds - 2.8%
	Earthquakes - California - 0.2%
650,000(a)	Ursa Re, 3.5% (ZERO + 350 bps), 5/27/20 (144A)	$642,655
250,000(a)	Ursa Re, 6.42% (3 Month USD LIBOR + 400 bps), 12/10/20 (144A)	247,075
		$889,730
	Earthquakes - Japan - 0.1%
550,000(a)	Nakama Re, 4.475% (6 Month USD LIBOR + 220 bps), 10/13/21 (144A)	$544,775
Principal Amount USD ($)		Value
	Earthquakes - U.S. - 0.2%
750,000(a)	Kilimanjaro Re, 6.09% (3 Month U.S. Treasury Bill + 375 bps), 11/25/19 (144A)	$742,350
	Health - U.S. - 0.1%
400,000(a)	Vitality Re VII, 4.49% (3 Month U.S. Treasury Bill + 215 bps), 1/7/20 (144A)	$401,080
250,000(a)	Vitality Re VII, 4.99% (3 Month U.S. Treasury Bill + 265 bps), 1/7/20 (144A)	251,525
		$652,605
	Hurricane - U.S. - 0.2%
1,000,000(a)	Alamo Re, 6.732% (3 Month U.S. Treasury Bill + 439 bps), 6/7/19 (144A)	$999,900
	Multiperil - U.S. - 0.8%
400,000(a)	Caelus Re IV, 7.87% (3 Month U.S. Treasury Bill + 553 bps), 3/6/20 (144A)	$390,400
250,000(a)	Caelus Re V, 2.84% (1 Month U.S. Treasury Bill + 50 bps), 6/5/20 (144A)	62,500
250,000(a)	Caelus Re V, 5.84% (3 Month U.S. Treasury Bill + 350 bps), 6/7/21 (144A)	229,850
250,000(a)	Kilimanjaro Re, 7.338% (3 Month USD LIBOR + 494 bps), 5/6/22 (144A)	241,000
250,000(a)	Kilimanjaro Re, 9.09% (3 Month U.S. Treasury Bill + 675 bps), 12/6/19 (144A)	246,050
250,000(a)	Kilimanjaro Re, 11.59% (3 Month U.S. Treasury Bill + 925 bps), 12/6/19 (144A)	246,250
400,000(a)	Kilimanjaro II Re, 8.641% (6 Month USD LIBOR + 630 bps), 4/20/21 (144A)	395,200
300,000(a)	Kilimanjaro II Re, 10.271% (6 Month USD LIBOR + 791 bps), 4/21/22 (144A)	288,360
500,000(a)	Residential Reinsurance 2016, 6.16% (3 Month U.S. Treasury Bill + 382 bps), 12/6/20 (144A)	482,850
400,000(a)	Residential Reinsurance 2017, 5.39% (3 Month U.S. Treasury Bill + 305 bps), 6/6/21 (144A)	388,400
500,000(a)	Sanders Re, 5.644% (6 Month USD LIBOR + 307 bps), 12/6/21 (144A)	483,650
500,000(a)	Skyline Re, 4.84% (3 Month U.S. Treasury Bill + 250 bps), 1/6/20 (144A)	500,000
		$3,954,510
	Multiperil - U.S. Regional - 0.3%
350,000(a)	Bonanza Re, 6.513% (6 Month USD LIBOR + 398 bps), 12/31/19 (144A)	$338,660
250,000(a)	First Coast Re, 6.16% (3 Month U.S. Treasury Bill + 382 bps), 6/7/19 (144A)	249,500
250,000(a)	Long Point Re III, 2.75% (ZERO + 275 bps), 6/1/22 (144A)	244,500
400,000(a)	MetroCat Re, 6.04% (3 Month U.S. Treasury Bill + 370 bps), 5/8/20 (144A)	396,200
		$1,228,860
	Multiperil - Worldwide - 0.2%
250,000(a)	Galilei Re, 7.306% (6 Month USD LIBOR + 479 bps), 1/8/20 (144A)	$246,500
350,000(a)	Galilei Re, 8.116% (6 Month USD LIBOR + 560 bps), 1/8/20 (144A)	344,925
250,000(a)	Galilei Re, 8.136% (6 Month USD LIBOR + 560 bps), 1/8/21 (144A)	246,125
250,000(a)	Galilei Re, 9.296% (6 Month USD LIBOR + 678 bps), 1/8/20 (144A)	247,775
		$1,085,325
	Pandemic - Worldwide - 0.1%
250,000(a)	International Bank for Reconstruction & Development, 9.088% (6 Month USD LIBOR + 690 bps), 7/15/20 (144A)	$250,700
	Windstorm - Florida - 0.2%
300,000(a)	Casablanca Re, 6.037% (6 Month USD LIBOR + 393 bps), 6/4/20 (144A)	$301,020
500,000(a)	Integrity Re, 5.422% (6 Month USD LIBOR + 324 bps), 6/10/20 (144A)	497,500
		$798,520
	Windstorm - Japan - 0.1%
400,000(a)	Aozora Re, 4.346% (6 Month USD LIBOR + 200 bps), 4/7/21 (144A)	$389,240
250,000(a)	Aozora Re, 4.771% (6 Month USD LIBOR + 229 bps), 4/7/20 (144A)	246,375
		$635,615
	Windstorm - Massachusetts - 0.1%
400,000(a)	Cranberry Re, 4.182% (6 Month USD LIBOR + 200 bps), 7/13/20 (144A)	$393,600
	Windstorm - Mexico - 0.0%†
250,000(a)	International Bank for Reconstruction & Development, 8.275% (6 Month USD LIBOR + 590 bps), 12/20/19 (144A)	$247,100
	Windstorm - Texas - 0.1%
250,000(a)	Alamo Re, 5.592% (1 Month U.S. Treasury Bill + 325 bps), 6/7/21 (144A)	$246,300
350,000(a)	Alamo Re, 7.192% (3 Month U.S. Treasury Bill + 485 bps), 6/8/20 (144A)	347,025
		$593,325
	Windstorm - U.S. Multistate - 0.0%†
500,000(a)	Citrus Re, 2.84% (1 Month U.S. Treasury Bill + 50 bps), 4/9/20 (144A)	$150,000
	Windstorm - Worldwide - 0.1%
250,000(a)	Queen Street XI Re, Dac, 8.49% (3 Month U.S. Treasury Bill + 615 bps), 6/7/19 (144A)	$249,750
	Total Catastrophe Linked Bonds	$13,416,665
Face Amount USD ($)		Value
	Collateralized Reinsurance - 0.3%
	Multiperil - Massachusetts - 0.1%†
343,272+(f)(i)	Denning Re 2018, 7/15/19	$345,346
	Multiperil - U.S. - 0.1%
250,000+(f)(i)	Dingle Re 2019, 2/1/20	$231,120
300,000+(f)(i)	Kingsbarns Re 2017, 5/15/19	45,960
250,000+(i)	Port Royal Re 2019, 5/31/20	242,100
		$519,180
	Multiperil - U.S. Regional - 0.0%†
250,000+(f)(i)	EC0012 Re, 6/15/19	$249,750
	Multiperil - Worldwide - 0.1%
250,000+(f)(i)	Cypress Re 2017, 1/10/20	$21,650
307,363+(i)	Kilarney Re 2018, 4/15/20	224,621
14,000+(i)	Limestone Re 2016-1, 8/31/21	51,653
Face Amount USD ($)		Value
	Multiperil - Worldwide - (continued)
250,000+(f)(i)	Resilience Re, 12/31/19	$175
350,000+(f)(i)	Resilience Re, 4/6/20	35
		$298,134
	Windstorm - Florida - 0.0%†
250,000+(f)(i)	Portrush Re 2017, 6/15/19	$165,725
	Windstorm - U.S. Regional - 0.0%†
250,000+(f)(i)	Oakmont Re 2017, 4/15/20	$7,350
250,000+(f)(j)	Promissum Re 2018, 6/15/19	18,300
		$25,650
	Total Collateralized Reinsurance	$1,603,785
	Industry Loss Warranties - 0.0%†
	Multiperil - U.S. - 0.0%†
372,500+(i)	Cypress Re 2018, 7/15/19	$27,193
250,000+(i)	Cypress Re 2019, 1/31/20	233,992
		$261,185
	Total Industry Loss Warranties	$261,185
	Reinsurance Sidecars - 0.9%
	Multiperil - U.S. - 0.1%
250,000+(i)	Carnoustie Re 2016, 11/30/20	$6,750
250,000+(f)(i)	Carnoustie Re 2017, 11/30/21	63,550
250,000+(f)(i)	Carnoustie Re 2018, 12/31/21	24,950
250,000+(f)(i)	Castle Stuart Re 2018, 12/1/21	210,850
250,000+(f)(k)	Harambee Re 2018, 12/31/21	46,459
250,000+(f)(k)	Harambee Re 2019, 12/31/22	253,525
150,001+(f)(i)	Sector Re V, Series 7, Class G, 3/1/22 (144A)	107,266
		$713,350
	Multiperil - Worldwide - 0.8%
250,000+(f)(i)	Alturas Re 2019-2, 3/10/22	$253,100
100,000+(f)(i)	Arlington Re 2015, 2/1/20	4,860
150,000+(f)(i)	Arlington Re 2016, 2/28/20	19,575
300,000+(f)(i)	Bantry Re 2016, 3/30/20	24,180
250,000+(f)(i)	Bantry Re 2017, 3/31/20	79,275
300,000+(f)(i)	Berwick Re 2017-1, 2/1/20	9,930
601,682+(i)	Berwick Re 2018-1, 12/31/21	99,338
463,223+(f)(i)	Berwick Re 2019-1, 12/31/22	475,623
250,000+(f)(k)	Blue Lotus Re 2018, 12/31/21	267,900
14,038+(f)(i)	Eden Re II, 3/22/22 (144A)	33,090
9,512+(f)(i)	Eden Re II, 3/22/22 (144A)	23,116
250,000+(f)(i)	Eden Re II, 3/22/23 (144A)	262,775
300,000+(i)	Gleneagles Re 2016, 11/30/20	9,372
264,623+(i)	Gullane Re 2018, 12/31/21	248,693
500,000+(f)(k)	Lorenz Re 2017, 3/31/20	32,550
250,000+(f)(k)	Lorenz Re 2018, 7/1/21	187,675
1,000,000+(f)(i)	Pangaea Re 2015-1, 2/1/20	1,800
1,000,000+(i)	Pangaea Re 2015-2, 11/30/19	900
800,000+(i)	Pangaea Re 2016-1, 11/30/20	1,040
500,000+(i)	Pangaea Re 2016-2, 11/30/20	1,950
500,000+(i)	Pangaea Re 2017-1, 11/30/21	8,050
400,000+(i)	Pangaea Re 2017-3, 5/31/22	22,400
500,000+(f)(i)	Pangaea Re 2018-1, 12/31/21	29,400
250,000+(f)(i)	Pangaea Re 2018-3, 7/1/22	196,225
409,624+(f)(i)	Pangaea Re 2019-1, 2/1/23	416,465
150,000+(f)(i)	Sector Re V, Series 7, Class C, 12/1/22 (144A)	72,764
250,000+(f)(i)	Sector Re V, Series 8, Class C, 12/1/23 (144A)	257,559
250,000+(f)(i)	Silverton Re, 9/16/19 (144A)	5,200
300,000+(f)(i)	St. Andrews Re 2017-1, 2/1/20	20,340
347,597+(f)(i)	St. Andrews Re 2017-4, 6/1/19	34,203
250,000+(f)(k)	Thopas Re 2018, 12/31/21	45,275
250,000+(f)(k)	Thopas Re 2019, 12/31/22	258,800
450,000+(i)	Versutus Re 2017, 11/30/21	2,655
250,000+(f)(i)	Versutus Re 2018, 12/31/21	325
220,637+(f)(i)	Versutus Re 2019-A, 12/31/21	224,653
29,363+(f)(i)	Versutus Re 2019-B, 12/31/21	29,897
		$3,660,953
	Total Reinsurance Sidecars	$4,374,303
	TOTAL INSURANCE-LINKED SECURITIES
	(Cost $20,891,470)	$19,655,938
Principal Amount USD ($)		Value
	SENIOR SECURED FLOATING RATE LOAN INTERESTS - 4.2% of Net Assets*(a)
	Automobile - 0.3%
471,663	American Axle & Manufacturing, Inc., Tranche B Term Loan, 4.734% (LIBOR + 225 bps), 4/6/24	$461,168
299,235	Cooper-Standard Automotive, Inc., Additional Term B-1 Loan, 4.439% (LIBOR + 200 bps), 11/2/23	288,761
Principal Amount USD ($)		Value
	Automobile - (continued)
388,088	Navistar, Inc., Tranche B Term Loan, 5.96% (LIBOR + 350 bps), 11/6/24	$388,731
351,179	TI Group Automotive Systems LLC, Initial US Term Loan, 4.939% (LIBOR + 250 bps), 6/30/22	348,106
	Total Automobile	$1,486,766
	Beverage, Food & Tobacco - 0.1%
435,188	Darling Ingredients, Inc. (fka Darling International, Inc.), Term B Loan, 4.44% (LIBOR + 200 bps), 12/18/24	$434,916
	Total Beverage, Food & Tobacco	$434,916
	Broadcasting & Entertainment - 0.4%
742,826	Gray Television, Inc., Term B-2 Loan, 4.733% (LIBOR + 225 bps), 2/7/24	$738,880
473,813	Gray Television, Inc., Term C Loan, 4.983% (LIBOR + 250 bps), 1/2/26	472,628
189,924	Quebecor Media, Inc., Facility B-1 Tranche Term Loan, 4.69% (LIBOR + 225 bps), 8/17/20	189,865
420,807	Sinclair Television Group, Inc., Tranche B Term Loan, 4.69% (LIBOR + 225 bps), 1/3/24	419,886
	Total Broadcasting & Entertainment	$1,821,259
	Building Materials - 0.0%†
224,432	Summit Materials LLC, New Term Loan, 4.439% (LIBOR + 200 bps), 11/21/24	$223,625
	Total Building Materials	$223,625
	Buildings & Real Estate - 0.1%
326,784	WireCo WorldGroup, Inc. (WireCo WorldGroup Finance LP), First Lien Initial Term Loan, 7.439% (LIBOR + 500 bps), 9/29/23	$327,601
	Total Buildings & Real Estate	$327,601
	Chemicals - 0.0%†
204,198	Univar USA, Inc., Term B-4 Loan, 4.939% (LIBOR + 250 bps), 7/1/24	$204,007
	Total Chemicals	$204,007
	Chemicals, Plastics & Rubber - 0.3%
224,433	Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.), Term B-3 Dollar Loan, 4.351% (LIBOR + 175 bps), 6/1/24	$221,067
500,000(g)	Berry Global, Inc. (fka Berry Plastics Corp.), Term Loan U, 5/15/26	498,063
321,238	Element Solutions, Inc. (Macdermid, Inc.), Initial Term Loan, 4.689% (LIBOR + 225 bps), 1/30/26	320,569
403,561	Tronox Finance LLC, First Lien Initial Dollar Term Loan, 5.439% (LIBOR + 300 bps), 9/23/24	399,462
	Total Chemicals, Plastics & Rubber	$1,439,161
	Computers & Electronics - 0.1%
249,373	Brooks Automation, Inc., 2018 Incremental Term B Loan, 5.5% (LIBOR + 300 bps), 10/4/24	$249,529
92,526	ON Semiconductor Corp., 2018 New Replacement Term B-3 Loan, 4.189% (LIBOR + 175 bps), 3/31/23	91,634
	Total Computers & Electronics	$341,163
	Diversified & Conglomerate Manufacturing - 0.1%
423,530	Delos Finance S.a r.l., New Term Loan, 4.351% (LIBOR + 175 bps), 10/6/23	$423,596
	Total Diversified & Conglomerate Manufacturing	$423,596
	Diversified & Conglomerate Service - 0.2%
381,118	Bright Horizons Family Solutions LLC (fka Bright Horizons Family Solutions, Inc.), Term B Loan, 4.189% (LIBOR + 175 bps), 11/7/23	$381,000
400,000	NVA Holdings, Inc., Incremental Term B-4 Loan, 5.939% (LIBOR + 350 bps), 2/2/25	396,000
288,750	Outfront Media Capital LLC (Outfront Media Capital Corp.), Term Loan, 4.467% (LIBOR + 200 bps), 3/18/24	288,329
148,976	West Corp., Initial Term B Loan, 6.522% (LIBOR + 400 bps), 10/10/24	139,790
	Total Diversified & Conglomerate Service	$1,205,119
	Electric & Electrical - 0.2%
274,606	Dell International LLC (EMC Corp.), Refinancing Term B Loan, 4.44% (LIBOR + 200 bps), 9/7/23	$273,854
500,000	MKS Instruments, Inc., Tranche B-5 Term Loan, 4.689% (LIBOR + 225 bps), 2/2/26	501,062
	Total Electric & Electrical	$774,916
	Electronics - 0.1%
58	Evergreen Skills Lux S.a.r.l., First Lien Initial Term Loan, 7.189% (LIBOR + 475 bps), 4/28/21	$49
224,433	Scientific Games International, Inc., Initial Term B-5 Loan, 5.223% (LIBOR + 275 bps), 8/14/24	221,441
242,262	Verint Systems, Inc., Refinancing Term Loan, 4.486% (LIBOR + 200 bps), 6/28/24	241,953
	Total Electronics	$463,443
	Healthcare - 0.1%
250,000	Phoenix Guarantor, Inc. (aka Brightspring), First Lien Initial Term Loan, 6.962% (LIBOR + 450 bps), 3/5/26	$249,750
	Total Healthcare	$249,750
	Healthcare & Pharmaceuticals - 0.2%
235,800	Endo Luxembourg Finance Co. I S.a.r.l., Initial Term Loan, 6.75% (LIBOR + 425 bps), 4/29/24	$228,527
197,962	Gentiva Health Services, Inc., First Lien Closing Date Initial Term Loan, 6.25% (LIBOR + 375 bps), 7/2/25	198,204
114,005	Prestige Brands, Inc., Term B-4 Loan, 4.439% (LIBOR + 200 bps), 1/26/24	113,221
289,590	Sterigenics-Nordion Holdings LLC, Incremental Term Loan, 5.439% (LIBOR + 300 bps), 5/15/22	288,685
	Total Healthcare & Pharmaceuticals	$828,637
	Healthcare, Education & Childcare - 0.2%
206,733	Bausch Health Cos., Inc. (fka Valeant Pharmaceuticals International, Inc.), Initial Term Loan, 5.467% (LIBOR + 300 bps), 6/2/25	$206,039
569,850	Kinetic Concepts, Inc., Dollar Term Loan, 5.851% (LIBOR + 325 bps), 2/2/24	571,216
628,875	U.S. Renal Care, Inc., First Lien Initial Term Loan, 6.851% (LIBOR + 425 bps), 12/30/22	629,661
	Total Healthcare, Education & Childcare	$1,406,916
Principal Amount USD ($)		Value
	Hotel, Gaming & Leisure - 0.2%
512,793	1011778 B.C. Unlimited Liability Co. (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-3 Loan, 4.689% (LIBOR + 225 bps), 2/16/24	$508,307
247,249	Hilton Worldwide Finance LLC, Series B-2 Term Loan, 4.18% (LIBOR + 175 bps), 10/25/23	246,982
305,550	MGM Growth Properties Operating Partnership LP, Term B Loan, 4.439% (LIBOR + 200 bps), 3/21/25	303,593
	Total Hotel, Gaming & Leisure	$1,058,882
	Leasing - 0.1%
296,490	Fly Funding II S.a.r.l., Term Loan, 4.56% (LIBOR + 200 bps), 2/9/23	$295,378
	Total Leasing	$295,378
	Leisure & Entertainment - 0.0%†
236,401	AMC Entertainment Holdings, Inc. (fka AMC Entertainment, Inc.),Tranche B-1 Term Loan, 5.44% (LIBOR + 300 bps), 4/22/26	$235,839
	Total Leisure & Entertainment	$235,839
	Machinery - 0.1%
165,881	NN, Inc., Tranche B Term Loan, 6.189% (LIBOR + 375 bps), 10/19/22	$164,430
250,000	Terex Corp., 2019 U.S. Term Loan Commitments, 5.189% (LIBOR + 275 bps), 1/31/24	250,437
247,470	Terex Corp., Incremental U.S. Term Loan, 4.541% (LIBOR + 200 bps), 1/31/24	246,155
	Total Machinery	$661,022
	Media - 0.1%
500,000	CSC Holdings LLC (fka CSC Holdings, Inc. (Cablevision)), February 2019 Incremental Term Loan, 5.44% (LIBOR + 300 bps), 4/15/27	$498,958
	Total Media	$498,958
	Metals & Mining - 0.0%†
62,048	BWay Holding Co., Initial Term Loan, 5.854% (LIBOR + 325 bps), 4/3/24	$60,590
126,793	TMS International Corp. (aka Tube City IMS Corp.), Term B-2 Loan, 5.277% (LIBOR + 275 bps), 8/14/24	126,000
	Total Metals & Mining	$186,590
	Oil & Gas - 0.1%
448,875	Centurion Pipeline Co. LLC (fka Lotus Midstream LLC), Initial Term Loan, 5.851% (LIBOR + 325 bps), 9/29/25	$450,278
	Total Oil & Gas	$450,278
	Personal, Food & Miscellaneous Services - 0.0%†
111,736	Diamond (BC) BV (aka Diversey), Initial USD Term Loan, 5.583% (LIBOR + 300 bps), 9/6/24	$100,423
	Total Personal, Food & Miscellaneous Services	$100,423
	Printing & Publishing - 0.0%†
81,341	Red Ventures LLC (New Imagitas, Inc.), First Lien Term B-1 Loan, 5.439% (LIBOR + 300 bps), 11/8/24	$81,407
33,254	Tribune Media Co. (fka Tribune Co.), Term B Loan, 5.439% (LIBOR + 300 bps), 12/27/20	33,300
	Total Printing & Publishing	$114,707
	Professional & Business Services - 0.2%
249,375	Global Payments, Inc., Term B-4 Loan, 4.189% (LIBOR + 175 bps), 10/17/25	$249,570
448,867	Lamar Media Corp., Term B Loan, 4.25% (LIBOR + 175 bps), 3/14/25	450,129
250,000	MYOB US Borrower LLC, First Lien Initial U.S. Term Loan, 6.439% (LIBOR + 400 bps), 4/17/26	250,625
	Total Professional & Business Services	$950,324
	Retail - 0.1%
386,009	CDW LLC (aka AP Exhaust Acq) (fka CDW Corp.), Term Loan, 4.19% (LIBOR + 175 bps), 8/17/23	$386,053
115,000	Staples, Inc., 2019 Refinancing New Term B-2 Loan, 7.101% (LIBOR + 450 bps), 9/12/24	113,059
	Total Retail	$499,112
	Securities & Trusts - 0.2%
250,000	KSBR Holding Corp., Initial Term Loan, 6.94% (LIBOR + 450 bps), 04/15/26	$252,813
500,000(g)	Spade Facilities II LLC, Term Loan B, 12/13/25	500,000
	Total Securities & Trusts	$752,813
	Telecommunications - 0.4%
349,116	CenturyLink, Inc., Initial Term B Loan, 5.189% (LIBOR + 275 bps), 1/31/25	$340,206
273,625	Ciena Corp., Refinancing Term Loan, 4.441% (LIBOR + 200 bps), 9/26/25	273,839
210,000	Commscope, Inc., Initial Term Loan, 5.689% (LIBOR + 325 bps), 4/6/26	209,694
398,984	Go Daddy Operating Co. LLC (GD Finance Co., Inc.), Tranche B-1 Term Loan, 4.439% (LIBOR + 200 bps), 2/15/24	398,859
225,000	Level 3 Financing, Inc., Tranche B 2024 Term Loan, 4.689% (LIBOR + 225 bps), 2/22/24	221,991
191,056	SBA Senior Finance II LLC, Initial Term Loan, 4.44% (LIBOR + 200 bps), 4/11/25	188,685
235,662	Virgin Media Bristol LLC, Facility K, 4.94% (LIBOR + 250 bps), 1/15/26	234,025
	Total Telecommunications	$1,867,299
	Transportation - 0.1%
360,000(g)	Travelport Finance S.a.r.l., Initial Term Loan, 3/18/26	$345,150
	Total Transportation	$345,150
	Utilities - 0.2%
620,541	APLP Holdings, Ltd. Partnership, Term Loan, 5.189% (LIBOR + 275 bps), 4/13/23	$622,092
386,588	Eastern Power LLC (Eastern Covert Midco LLC) (aka TPF II LC LLC), Term Loan, 6.189% (LIBOR + 375 bps), 10/2/23	386,831
	Total Utilities	$1,008,923
	TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
	(Cost $20,634,833)	$20,656,573
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 6.0% of Net Assets
300,834(a)	Fannie Mae, 2.355% (2 Month USD LIBOR + 160 bps), 7/1/45	$306,413
454,280	Fannie Mae, 3.0%, 10/1/27	461,427
615,897	Fannie Mae, 3.0%, 11/1/27	627,061
267,653(a)	Fannie Mae, 4.23% (2 Month USD LIBOR + 140 bps), 10/1/36	270,308
59,540(a)	Fannie Mae, 4.251% (11th District Cost of Funds Index + 193 bps), 12/1/36	62,029
207,465	Fannie Mae, 4.5%, 5/1/39	222,034
343,640	Fannie Mae, 4.5%, 5/1/39	367,558
112,000	Fannie Mae, 4.5%, 6/1/49 (TBA)	117,005
13,248(a)	Fannie Mae, 4.525% (2 Month USD LIBOR + 174 bps), 7/1/36	13,835
42,482(a)	Fannie Mae, 4.53% (1 Year CMT Index + 216 bps), 10/1/29	43,340
17,170(a)	Fannie Mae, 4.598% (1 Year CMT Index + 232 bps), 12/1/28	17,681
603(a)	Fannie Mae, 4.672% (1 Year CMT Index + 212 bps), 11/1/25	614
17,628(a)	Fannie Mae, 4.8% (6 Month USD LIBOR + 218 bps), 11/1/24	17,956
1,741(a)	Fannie Mae, 4.959% (1 Year CMT Index + 222 bps), 4/1/29	1,777
2,315(a)	Fannie Mae, 5.088% (1 Year CMT Index + 246 bps), 4/1/28	2,325
29,029(a)	Fannie Mae, 5.131% (6 Month USD LIBOR + 226 bps), 1/1/25	29,401
14,636	Fannie Mae, 5.5%, 12/1/35	16,049
114,785	Fannie Mae, 5.5%, 8/1/37	125,996
407(a)	Fannie Mae, 5.91% (6 Month USD LIBOR + 285 bps), 2/1/33	408
14,583	Fannie Mae, 6.0%, 2/1/34	15,832
10,032	Fannie Mae, 6.0%, 4/1/38	11,265
137,252	Fannie Mae, 6.5%, 4/1/29	151,932
2,955	Fannie Mae, 6.5%, 7/1/32	3,411
10,215	Fannie Mae, 7.0%, 1/1/36	11,538
413,131	Federal Home Loan Mortgage Corp., 2.5%, 10/1/27	415,755
52,398	Federal Home Loan Mortgage Corp., 4.0%, 5/1/24	54,155
103,334(a)	Federal Home Loan Mortgage Corp., 4.656% (2 Month USD LIBOR + 191 bps), 10/1/31	104,655
14,364(a)	Federal Home Loan Mortgage Corp., 4.658% (2 Month USD LIBOR + 191 bps), 8/1/31	14,379
3,230(a)	Federal Home Loan Mortgage Corp., 4.67% (1 Year CMT Index + 225 bps), 11/1/31	3,396
1,325(a)	Federal Home Loan Mortgage Corp., 4.77% (1 Year CMT Index + 236 bps), 1/1/28	1,383
153,163(a)	Federal Home Loan Mortgage Corp., 4.908% (2 Month USD LIBOR + 191 bps), 12/1/31	153,580
40,886	Federal Home Loan Mortgage Corp., 5.0%, 12/1/39	44,035
6,281(a)	Federal Home Loan Mortgage Corp., 5.042% (6 Month USD LIBOR + 229 bps), 4/1/25	6,406
28,410	Government National Mortgage Association I, 6.0%, 12/15/31	31,199
58,230	Government National Mortgage Association I, 6.0%, 11/15/36	64,806
14,929	Government National Mortgage Association I, 6.5%, 5/15/31	17,255
6,317	Government National Mortgage Association I, 6.5%, 7/15/35	6,914
17,666	Government National Mortgage Association I, 6.5%, 10/15/37	20,715
30,290	Government National Mortgage Association I, 7.5%, 10/15/36	32,531
1,005,000(h)	U.S. Treasury Bills, 6/11/19	1,004,494
2,000,000(h)	U.S. Treasury Bills, 6/25/19	1,997,202
5,715,000	U.S. Treasury Notes, 2.25%, 7/31/21	5,751,389
2,625,000	U.S. Treasury Notes, 2.375%, 12/31/20	2,638,433
4,125,000	U.S. Treasury Notes, 3.375%, 11/15/19	4,142,563
4,830,000	U.S. Treasury Notes, 3.625%, 2/15/20	4,871,885
4,786,900	U.S. Treasury Notes, 3.625%, 2/15/21	4,914,800
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
	(Cost $29,241,622)	$29,189,125
	TEMPORARY CASH INVESTMENTS - 2.0% of Net Assets
	COMMERCIAL PAPER - 1.2%
550,000	AutoZone, Inc., 2.542%, 6/10/19	$549,603
409,000	CenterPoint Energy, Inc., 2.654%, 6/11/19	408,676
500,000	Duke Energy Corp., 2.542%, 6/10/19	499,639
500,000	EI du Pont de Nemours & Co., 2.604%, 6/19/19	499,311
455,000	Enable Midstream Partners LP, 3.273%, 6/5/19	454,824
715,000	Eni Finance USA, Inc., 2.757%, 8/5/19	711,450
500,000	Eversource Energy, 2.624%, 6/11/19	499,588
441,000	Mohawk Industries, Inc., 2.674%, 6/12/19	440,616
500,000	National Grid USA, 2.666%, 6/21/19	499,227
500,000	National Grid USA, 2.667%, 7/3/19	498,770
500,000	NextEra Energy Capital Holdings, Inc., 2.678%, 7/9/19	498,542
500,000	PPL Capital Funding, Inc., 2.633%, 6/3/19	499,894
		$6,060,140
	REPURCHASE AGREEMENTS - 0.8%
2,000,000	$2,000,000 Royal Bank of Canada, 2.48%, dated 5/31/19 plus accrued interest on 6/3/19 collateralized by the following: $1,608,931 Freddie Mac Giant, 3.5% - 4.0%, 8/1/33-9/1/42 $431,491 Federal National Mortgage Association, 4.0% - 5.5%, 4/1/31-11/1/48	$2,000,000
1,000,000	$1,000,000 TD Securities USA LLC, 2.47%, dated 5/31/19 plus accrued interest on 6/3/19 collateralized by $1,020,000 Federal National Mortgage Association, 4.0%, 3/1/49	1,000,000
Principal Amount USD ($)		Value
	REPURCHASE AGREEMENTS - (continued)
1,000,000	$1,000,000 TD Securities USA LLC, 2.49%, dated 5/31/19 plus accrued interest on 6/3/19 collateralized by $1,020,000 Federal National Mortgage Association, 4.0%, 3/1/49	$1,000,000
		$4,000,000
	TOTAL TEMPORARY CASH INVESTMENTS
	(Cost $10,060,554)	$10,060,140
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 98.9%
	(Cost $481,271,778)	$482,962,084
	OTHER ASSETS AND LIABILITIES - 1.1%	$5,430,902
	NET ASSETS - 100.0%	$488,392,986

bps	Basis Points.
CMT	Constant Maturity Treasury Index.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
REMICS	Real Estate Mortgage Investment Conduits.
Strips	Separate Trading of Registered Interest and Principal of Securities.
ZERO	Zero Constant Index.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At May 31, 2019, the value of these securities amounted to $286,592,524, or 58.7% of net assets.

(TBA)	“To Be Announced” Securities.

†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at May 31, 2019.

+	Security that used significant unobservable inputs to determine its value.
(a)	Floating rate note. Coupon rate, reference index and spread shown at May 31, 2019.
(b)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at May 31, 2019.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at May 31, 2019.
(d)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(e)	Securities are restricted as to resale.
(f)	Non-income producing security.
(g)	This term loan will settle after May 31, 2019, at which time the interest rate will be determined.
(h)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(i)	Issued as participation notes.
(j)	Issued as participation shares.
(k)	Issued as preference shares.

FUTURES CONTRACTS

FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
1,040	U.S. 2 Year Note (CBT)	9/30/19	$222,445,648	$223,258,751	$813,103

Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
362	U.S. 5 Year Note (CBT)	9/30/19	$42,334,180	$42,486,922	$(152,742)

TOTAL FUTURES CONTRACTS			$180,111,468	$180,771,829	$660,361

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of May 31, 2019, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$–	$155,667,417	$–	$155,667,417
Collateralized Mortgage Obligations	–	146,316,344	–	146,316,344
Corporate Bonds	–	101,416,547	–	101,416,547
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil - Massachusetts	–	–	345,346	345,346
Multiperil - U.S.	–	–	519,180	519,180
Multiperil - U.S. Regional	–	–	249,750	249,750
Multiperil - Worldwide	–	–	298,134	298,134
Windstorm - Florida	–	–	165,725	165,725
Windstorm - U.S. Regional	–	–	25,650	25,650
Industry Loss Warranties
Multiperil - U.S.	–	–	261,185	261,185
Reinsurance Sidecars
Multiperil - U.S.	–	–	713,350	713,350
Multiperil - Worldwide	–	–	3,660,953	3,660,953
All Other Insurance-Linked Securities	–	13,416,665	–	13,416,665
Senior Secured Floating Rate Loan Interests	–	20,656,573	–	20,656,573
U.S. Government and Agency Obligations	–	29,189,125	–	29,189,125
Commercial Paper	–	6,060,140	–	6,060,140
Repurchase Agreements	–	4,000,000	–	4,000,000
Total Investments in Securities	$–	$476,722,811	$6,239,273	$482,962,084
Other Financial Instruments
Net unrealized appreciation on futures contracts	$660,361	$–	$–	$660,361
Total Other Financial Instruments	$660,361	$–	$–	$660,361

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

Insurance-Linked Securities
Balance as of 8/31/18	$9,112,784 (a)
Realized gain (loss)	(63,152)
Change in unrealized appreciation (depreciation)	(478,766)
Accrued discounts/premiums	--
Purchases	3,362,365
Sales	(4,890,698)
Transfers in to Level 3*	--
Transfers out of Level 3*	(803,260)
Balance as of 5/31/19	$6,239,273

(a)	Securities were classified as Corporate Bonds on the August 31, 2018 financial statements.
*
Transfers are calculated on the beginning of period values. For the nine months ended May 31, 2019, investments having a value of $803,260 were transferred out of Level 3 to Level 2, as there were observable inputs available to determine its value. There were no other transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at May 31, 2019: $(502,425).